   As filed with the Securities and Exchange Commission on February 19, 2002

                                                      Registration No. 33

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            -------------------------

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        [_] Pre-Effective Amendment No.__

                        [_] Post-Effective Amendment No.__



                             NEW ENGLAND ZENITH FUND
               (Exact Name of Registrant as Specified in Charter)

                                  617-578-1388
                        (Area Code and Telephone Number)

                501 Boylston Street; Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

                                 Thomas M. Lenz
                              MetLife Advisers, LLC
                               501 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                                    Copy to:
                                  John M. Loder
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110
                            -------------------------

   Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

                            -------------------------

   It is proposed that this filing will become effective on March 21, 2002 pursuant to Rule 488.

                            -------------------------

   No filing fee is required because an indefinite number of shares have previously been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                         Metropolitan Series Fund, Inc.
                501 Boylston Street, Boston, Massachusetts 02116

Dear Life Insurance Policy and Annuity Contract Owners:

         The Metropolitan Series Fund, Inc. will hold a special meeting of shareholders of the State Street Research Money Market Portfolio (the "Fund") on April 26, 2002 at 2:00 p.m. Eastern Time at the offices of MetLife Advisers, LLC, 501 Boylston Street, Boston, Massachusetts 02116. At the meeting, shareholders of the Fund will be asked to vote on the acquisition of the Fund by the State Street Research Money Market Series (the "Zenith Series"), a series of the New England Zenith Fund. A formal Notice of Special Meeting of Shareholders appears on the next page, followed by the combined Prospectus/Proxy Statement, which explains in more detail the proposal to be considered.

         The acquisition of the Fund has been proposed as part of an overall plan of the insurance companies in the MetLife enterprise (the "Insurance Companies") to streamline and rationalize the investment offerings underlying variable life insurance and variable annuity contracts offered by the Insurance Companies. Like the Fund, the Zenith Series is currently offered only to separate accounts of the Insurance Companies and is advised by MetLife Advisers, LLC and subadvised by State Street Research & Management Company. Please review the enclosed Prospectus/Proxy Statement for a more detailed description of the proposed acquisition of the Fund and the specific reasons it is being proposed.

         Although you are not a shareholder of the Fund, as an owner of a variable life insurance or variable annuity contract issued by separate accounts of the Insurance Companies, you have the right to instruct your Insurance Company how to vote at the meeting. You may give voting instructions for the number of shares of the Fund attributable to your life insurance policy or annuity contract as of the record time of 4:00 p.m. Eastern Time on February 5, 2002.

         YOUR VOTE IS IMPORTANT. PLEASE FILL IN, DATE, SIGN AND RETURN THE ENCLOSED INSTRUCTION FORM PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE WHETHER OR NOT YOU PLAN TO BE PRESENT AT THE MEETING. YOU CAN ALSO VOTE BY PHONE BY FOLLOWING THE SIMPLE INSTRUCTIONS THAT APPEAR ON THE ENCLOSED VOTING INSTRUCTION FORM. YOU MAY STILL VOTE IN PERSON IF YOU ATTEND THE MEETING.

         Please take a few moments to review the details of the proposal. If you have any questions regarding the acquisition of the Fund, please feel free to call the contact number listed in the enclosed Prospectus/Proxy Statement. We urge you to vote at your earliest convenience.

         We appreciate your participation and prompt response in these matters and thank you for your continued support.

Very truly yours,

/s/ Anne Goggin, President
March 22, 2002

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                            TO BE HELD APRIL 26, 2002

                         METROPOLITAN SERIES FUND, INC.
                  STATE STREET RESEARCH MONEY MARKET PORTFOLIO

         NOTICE IS HEREBY GIVEN that a Special Meeting of the shareholders of the State Street Research Money Market Portfolio (the "Met Series"), a series of the Metropolitan Series Fund, Inc., will be held at 2:00 p.m. Eastern Time on Friday, April 26, 2002, at the offices of MetLife Advisers, LLC, 501 Boylston Street, Boston, Massachusetts 02116 for these purposes:

         1. To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Met Series to, and the assumption of all of the liabilities of the Met Series by, the State Street Research Money Market Series (the "Zenith Series"), a series of the New England Zenith Fund, in exchange for shares of the Zenith Series and the distribution of such shares to the shareholders of the Met Series in complete liquidation of the Met Series.

         2. To consider and act upon any other matters that properly come before the meeting and any adjourned session of the meeting.

         Shareholders of record as of 4:00 p.m. Eastern Time on February 5, 2002 are entitled to notice of and to vote at the meeting and any adjourned session.

                                            By order of the Board of Directors,


                                            Thomas M. Lenz, Secretary

March 22, 2002

NOTICE: YOUR VOTE IS IMPORTANT. PLEASE FILL IN, DATE, SIGN AND RETURN THE ENCLOSED INSTRUCTION FORM PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE WHETHER OR NOT YOU PLAN TO BE PRESENT AT THE MEETING. YOU CAN ALSO VOTE BY PHONE BY FOLLOWING THE SIMPLE INSTRUCTIONS THAT APPEAR ON THE ENCLOSED VOTING INSTRUCTION FORM. YOU MAY STILL VOTE IN PERSON IF YOU ATTEND THE MEETING.

                           PROSPECTUS/PROXY STATEMENT

                                 March 22, 2002

Acquisition of the Assets and Liabilities of the Metropolitan Series Fund, Inc. State Street Research Money Market Portfolio
c/o Metropolitan Series Fund, Inc.
501 Boylston Street
Boston, Massachusetts 02116
1-800-356-5015

By and in Exchange for Shares of the New England Zenith Fund State Street Research Money Market Series
c/o New England Zenith Fund
501 Boylston Street
Boston, Massachusetts  02116
1-800-356-5015


Table of Contents

I.   Questions and Answers.......................................................................    4

II.  Proposal - Acquisition of the Metropolitan Series Fund, Inc. State Street Research Money
     Market Portfolio by the New England Zenith Fund State Street Research Money Market Series...    8
         The Proposal............................................................................    8
         Principal Investment Risks..............................................................    8
         Information about the Merger............................................................    8
         Shares to be Issued.....................................................................    9
         Reasons for the Merger..................................................................   10
         Information About the Adviser and Subadviser............................................   11
         Performance Information.................................................................   11
         Information About the Rights of Shareholders............................................   12
         Federal Income Tax Consequences.........................................................   18
         Required Vote for the Proposal..........................................................   19

III. General Information.........................................................................   20
         Voting Information......................................................................   20


Appendix A - Merger Agreement....................................................................   A-1
Appendix B - Information About the State Street Research Money Market Series
  and the New England Zenith Fund................................................................   B-1
Appendix C - Capitalization......................................................................   C-1


Introduction

     This Prospectus/Proxy Statement contains information you should know before voting on the proposed merger of the State Street Research Money Market Portfolio (the "Met Series"), a series of the Metropolitan Series Fund, Inc. (the "Fund"), into the State Street Research Money Market Series (the "Zenith Series," and, together with the Met Series, the "Series"), a series of the New England Zenith Fund (the "Trust"), to be considered at a Special Meeting of Shareholders of the Met Series (the "Meeting"), which will be held at 2:00 p.m. Eastern Time on April 26, 2002, at the offices of MetLife Advisers, LLC ("MetLife Advisers"), 501 Boylston Street, Boston, Massachusetts 02116. Please read this Prospectus/Proxy Statement and keep it for future reference.

     The proposal (the "Proposal") in this Prospectus/Proxy Statement relates to the proposed merger of the Met Series into the Zenith Series (the "Merger"). Please note that, although the Merger is being referred to as a "merger," technically it will take the form of an asset sale transaction. Shares of each Series are currently offered only to separate accounts established by New England Life Insurance Company, Metropolitan Life Insurance Company ("Met Life") or other affiliated insurance companies (the "Insurance Companies"). Each Insurance Company is the legal owner of shares of the Met Series and has the right to vote those shares at the Meeting. Although you are not a shareholder of the Met Series, as an owner of a variable life insurance or variable annuity contract issued by separate accounts of the Insurance Companies, you have the right to instruct your Insurance Company how to vote at the Meeting.

     If the Merger occurs, your contract will be invested in shares of the Zenith Series. Like the Met Series, the Zenith Series seeks a high level of current income consistent with preservation of capital. If the Agreement and Plan of Reorganization (attached hereto as Appendix A (the "Merger Agreement")) is approved by the shareholders of the Met Series and the Merger occurs, the Met Series will transfer all of its assets and liabilities to the Zenith Series in exchange for shares of the Zenith Series. The exchange, which will be effected on the basis of the relative net asset values of the two funds, will be followed immediately by the distribution of each class of the shares of the Zenith Series received by the Met Series to the shareholders of the Met Series in complete liquidation of the Met Series. It is expected that the Merger will be treated as a tax-free reorganization.

     Please review the information about the Zenith Series in Appendix B of this Prospectus/Proxy Statement. The following documents have been filed with the Securities and Exchange Commission (the "SEC") and are incorporated in this Prospectus/Proxy Statement by reference:

     .    The Prospectus of the Met Series dated May 1, 2001.

     . The Statement of Additional Information of the Met Series dated May 1, 2001.

     . The Statement of Additional Information of the Zenith Series dated May 1, 2001.

     . The Statement of Additional Information of the Zenith Series dated March 22, 2002 relating to the Merger.

     The Met Series has previously sent its Annual Report to its shareholders. For a free copy of this Report or any of the documents listed above relating to the Met Series, please call 1-800-356-5015 or write to the Fund at Metropolitan Life Insurance Company, 485 E. U.S. Highway 1 South, 4th Floor, Iselin, New Jersey 08830. For a free copy of the documents listed above relating to the Zenith Series, please call 1-800-356-5015 or write to the New England Securities Corporation, 399 Boylston Street, Boston, Massachusetts 02116. Text-only versions of all the Met Series and Zenith Series documents can be viewed online or downloaded from the Edgar database on the SEC's internet site at www.sec.gov. You can review and copy information about each Series by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room, U.S. Securities and Exchange Commission, Washington, DC 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling (202) 942-8090.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS/PROXY STATEMENT IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            I. Questions and Answers

     The following questions and responses provide an overview of key features of the Merger and of the information contained in this combined Prospectus/Proxy Statement. Please review the full Prospectus/Proxy Statement prior to casting your vote.

1.   What is being proposed?

     The Directors of the Fund (the "Directors") are recommending that the Met Series merge into the Zenith Series. This means that the Zenith Series would acquire all of the assets and liabilities of the Met Series in exchange for shares of the Zenith Series representing the aggregate net asset value of Met Series' assets and liabilities. If the Proposal is approved, each Insurance Company separate account that owns shares of the Met Series will receive shares of the Zenith Series with an aggregate net asset value equal to the aggregate net asset value of its Met Series shares as of the business day before the closing of the Merger. As a result, your variable life insurance or annuity contract will be invested in Zenith Series shares, rather than in Met Series shares, beginning at the closing of the Merger. The Merger is currently scheduled to take place on or around April 29, 2002.

2.   Why is the Merger being proposed?

     The Directors recommend approval of the Merger because it offers shareholders of the Met Series an investment in a larger fund with similar investment objectives and strategies and an expected reduction in the Met Series' total expense ratio. Please review "Reasons for the Merger" in the Proposal section of this Prospectus/Proxy Statement for a full description of the factors considered by the Directors.

3. How do the management fees and expenses of the Series compare and what are they estimated to be following the Merger?

     Shares of each Series are sold and redeemed at a price equal to their net asset value without any sales charge. The following table allows you to compare the management fees and expenses of the Met Series and the Zenith Series and to analyze the estimated expenses that the Trust expects the combined Series to bear in the first year following the Merger. The Annual Series Operating Expenses shown in the table below represent expenses incurred by each Series for its last fiscal year ended December 31, 2001, which are deducted from the assets of each Series. The table does not reflect any of the charges associated with the separate accounts or variable contracts that a variable life insurance or variable annuity holder may pay under insurance or annuity contracts.

Annual Series Operating Expenses
(deducted directly from assets of the Series)

                                                   Met Series    Zenith Series

                                                   ----------    -------------
                                                     Class A        Class A

Management Fee (%)                                    0.25            0.35
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees (%)             0.00            0.00
--------------------------------------------------------------------------------
Other Expenses (%)                                    0.22            0.07
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses (%)              0.47            0.42


                                                          Zenith Series

                                                          -------------
                                                       (pro forma combined)
                                                              Class A

Management Fee (%)                                             0.35
------------------------------------------------------------------------
Distribution and Service (12b-1) Fees (%)                      0.00
------------------------------------------------------------------------
Other Expenses (%)                                             0.07
------------------------------------------------------------------------
Total Annual Fund Operating Expenses (%)                       0.42

Example Expenses

     The following Example helps you compare the cost of investing in the Met Series and the Zenith Series currently with the cost of investing in the combined fund on a pro forma basis. The Example does not reflect any of the charges associated with the separate accounts or variable contracts that an investor may pay under insurance or annuity contracts. The table is based on the following hypothetical conditions:

     .    $10,000 initial investment
     .    5% total return for each year
     . Each Series' operating expenses remain the same as during the year ended December 31, 2001
     .    Assumes reinvestment of all dividends and distributions

Example Expenses

(your actual costs may be higher or lower)

                              1 Year      3 Years      5 Years     10 Years
Met Series
Class A                         $48        $151         $263         $591

Zenith Series
Class A                         $43        $135         $235         $530


Zenith Series
(pro forma combined)
Class A                         $43        $135         $235         $530

     The above discussion of pro forma Annual Series Operating Expenses and Example Expenses assumes that: (1) the current contractual agreements of the Zenith Series will remain in place; (2) certain duplicate costs involved in operating the Met Series are eliminated; and (3) expense ratios are based on pro forma combined assets as of December 31, 2001.

4. How do the investment objectives, strategies and policies of the Met Series and the Zenith Series compare?

     The Met Series and the Zenith Series have similar investment objectives. This table shows the current investment objectives of each Series and the primary investment strategies used by State Street Research & Management Company ("State Street Research"), the subadviser to each Series, to achieve each Series' investment objective:


                   The Met Series                                        The Zenith Series

Investment Objective:  The Met Series seeks the        Investment Objective:  The Zenith Series seeks a
--------------------                                   --------------------
highest possible current income consistent with        high level of current income consistent with
preservation of capital and maintenance of liquidity.  preservation of capital.



Primary Investment Strategies:                         Primary Investment Strategies:
-----------------------------                          -----------------------------
The Met Series seeks to achieve its objective as       The Zenith Series seeks to achieve its objective as
follows:                                               follows:

 .    The Series invests primarily in short-term        .    The Series invests in the highest quality,
     money market instruments with minimal credit           short-term money market instruments or in U.S.
     risks including: corporate debt securities,            government securities.
     U.S. government securities, government agency     .    The Series may invest in commercial paper
     securities, bank certificates of deposit,              and asset-backed securities, including those
     bankers' acceptances, variable amount master           issued in Rule 144A and other private placement
     demand notes and repurchase and reverse                transactions.
     repurchase agreements.                            .    Effective May 1, 2002, the Series may also
                                                            invest in U.S. dollar-denominated securities
                                                            issued by foreign companies or banks or their
                                                            U.S. affiliates.

     The following compares the primary investment strategies that each Series uses to achieve its investment objective:

     . Both Series generally invest in short-term money market instruments with minimal credit risks, including U.S. government securities.

     . The dollar-weighted average portfolio maturity of each Series may not exceed 90 days and each Series invests only in securities that have a maturity of less than 397 days.

     . Unlike the Met Series, a primary investment strategy of the Zenith Series will be to invest in U.S. dollar-denominated securities issued by foreign companies or banks or their U.S. affiliates.

     The Series have similar fundamental and non-fundamental investment policies. However, in some cases, the Zenith Series is subject to less restrictive investment policies than the Met Series. Investment policies of the Met Series that are more restrictive than the Zenith Series relate to investment in other investment companies, borrowing, lending of portfolio securities and selling uncovered call options and put options. For more information about the investment restrictions of the Met Series, see the Prospectus and Statement of Additional Information of the Met Series, which are incorporated by reference to this Prospectus/Proxy Statement. For more information about the investment restrictions of the Zenith Series, see Appendix B of this Prospectus/Proxy Statement and the Statement of Additional Information of the Zenith Series, which is incorporated by reference.

5. How do the shares of the Zenith Series to be issued compare with shares of the Met Series if the Merger occurs?

     Shares of both Series are currently offered only to separate accounts of the Insurance Companies. There are currently only Class A shares of the Met Series outstanding. The Zenith Series currently has Class A and Class B shares outstanding. The Insurance Companies will receive the same class of shares that they currently own in the Met Series. The Merger will not affect your rights under your variable life insurance or annuity contract to purchase, redeem and exchange shares. Dividends and distributions of each Series are automatically reinvested in additional shares of the respective Series.

6.   What are the federal income tax consequences of the Merger?

     Provided that the contracts funded through separate accounts of Insurance Companies qualify as annuity contracts under Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), the Merger will not create any tax liability for owners of the contracts. The Merger is expected to be tax free for federal income tax purposes. This means that no gain or loss will be recognized by the Met Series or its shareholders as a result of the Merger. The aggregate tax basis of the Zenith Series shares received by the Met Series shareholders will be the same as the aggregate tax basis the Met Series shareholders held in their Met Series shares immediately before the Merger. For more information, see "Federal Income Tax Consequences."

                                  II. Proposal:
                 Merger of the Met Series into the Zenith Series

The Proposal

     You are being asked to approve the Merger Agreement dated as of February
5, 2002. The Merger Agreement is attached as Appendix A to this Prospectus/Proxy Statement. By approving the Merger Agreement, you are approving the merger of the Met Series into the Zenith Series under the Merger Agreement.

Principal Investment Risks

What are the principal investment risks of the Zenith Series, and how do they compare with the Met Series?

     Because the Series have similar objectives and strategies, the principal risks associated with each Series are similar. An investment in either Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Both Series are subject to the risk of a general decline in U.S. fixed-income securities markets and the poor performance of individual money market securities, which could lower the return on your investment. However, the Zenith Series is subject to the additional risks associated with investments in foreign securities, as such securities may be subject to less regulation and additional regional, national and currency risks. Although the Zenith Series seeks to preserve the value of an investment at $100.00 per share, it is possible to lose money by investing in the Zenith Series. For more information about the principal investment risks of the Zenith Series, please see Appendix B of this Prospectus/Proxy Statement. The actual risks of investing in each Series depend on the securities held in each Series' portfolio and on market conditions, both of which change over time.

Information about the Merger

Terms of the Merger Agreement

     If approved by the shareholders of the Met Series, the Merger is expected to occur on or around April 29, 2002, pursuant to the Merger Agreement attached as Appendix A to this Prospectus/Proxy Statement. Please review Appendix A. The following is a brief summary of the principal terms of the Merger Agreement:

     . The Met Series will transfer all of its assets and liabilities to the Zenith Series in exchange for shares of the Zenith Series (the "Merger Shares").

     . The Merger will occur on the next business day after the time when the assets of each Series are valued for purposes of the Merger (the "Valuation Date") (currently scheduled to be the close of regular trading on the New York Stock Exchange on April 26, 2002 or such other date and time as the parties may determine).

     . The exchange, which will be effected on the basis of the relative net asset value of the two Series, will be followed immediately by the distribution of the Merger Shares to the shareholders of the Met Series in complete liquidation of the Met Series.

     . After the Merger, the Met Series will be terminated, and its affairs will be wound up in an orderly fashion.

     . The Merger requires approval by the Met Series' shareholders and satisfaction of a number of other conditions; the Merger may be terminated at any time with the approval of the Directors of the Fund or the Trustees of the Trust (the "Trustees").

     A shareholder who objects to the Merger will not be entitled under Maryland law or the Articles of Incorporation of the Fund to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Merger as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Merger is consummated, shareholders will be free to redeem the shares which they receive in the transaction at their then-current net asset value. In addition, shares may be redeemed at any time prior to the consummation of the Merger. Holders of variable life or variable annuity contracts invested in the Met Series may exchange their investment for an investment in other investment options, as provided in their contracts before or after the Merger.

Shares to be Issued

     If the Merger occurs, the Insurance Companies, as shareholders of the Met Series, will receive Class A shares of the Zenith Series. The Class A Zenith shares issued in the Merger will have an aggregate net asset value equal to the aggregate net asset value of the current shares of the Met Series as of the Valuation Date. Procedures for purchasing and redeeming shares will not change as a result of the Merger. Following the Merger:

     .    You will have the same exchange options as you currently have.

     . You will have the same voting rights as you currently have, but with respect to the Zenith Series (although the Zenith Series employs so-called "dollar-based voting," which means that each shareholder receives one vote for each dollar invested).

     Information concerning the capitalization of each of the Series is contained in Appendix C.

Reasons for the Merger

     The Directors, including all Directors who are not "interested persons" of the Fund, have determined that the Merger would be in the best interests of the Met Series and that the interests of existing shareholders of the Met Series would not be diluted as a result of the Merger. The Directors have unanimously approved the Merger and recommend that you vote in favor of the Merger by approving the Merger Agreement, which is attached as Appendix A to this Prospectus/Proxy Statement. You should carefully consider whether remaining invested in the Met Series after the Merger is consistent with your financial needs and circumstances.

     The Merger is proposed by MetLife Advisers, the investment adviser to both the Met Series and the Zenith Series. The overall purpose of the Merger is to
(i) help streamline and rationalize the investment offerings underlying variable life insurance and variable annuity contracts offered by Met Life and its affiliated Insurance Companies and (ii) reduce fund expense ratios by creating a larger, more efficient fund (with lower expenses).

     In proposing the Merger, MetLife Advisers presented to the Directors the following reasons for the Met Series to enter into the Merger:

     . The Merger is expected to create a larger Series with similar investment goals and strategies to the Met Series, but with lower operating expenses as a percentage of fund assets. This expense ratio reduction would benefit Met Series shareholders and holders of variable life insurance and variable annuity contracts invested in the Met Series, since the Met Series' operating expenses are paid by the Met Series and reduce the investment return to Series shareholders. Although the investment advisory fee of the Met Series (0.25%) was lower than the investment advisory fee of the Zenith Series (0.35%) for the year ended December 31, 2001, the total expense ratio of the Met Series (0.47%) was higher than that of the Zenith Series (0.42%) because the larger size of the Zenith Series results in economies of scale with respect to other funds expenses. The investment advisory fee of the Zenith Series is 0.35% for the first $1 billion of the Zenith Series' average daily net assets, 0.30% for the next $1 billion, and 0.25% for amounts over $2 billion.

     . The Merger is intended to permit an investment in the Met Series to be exchanged for an investment in the Zenith Series without recognition of gain or loss for federal income tax purposes.

     The Directors considered the similarities in the Series' investment objectives, policies and strategies and the related risks, and in particular, that the Zenith Series maintains a stable net asset value. The Directors also considered the historical investment performance results of the Series, which are similar because the Series have similar investment objectives and strategies and are managed by the same adviser and subadviser. No assurance can be given that the Zenith Series will achieve any particular level of performance after the Merger.

     The projected post-Merger expense ratio reduction referred to above is based on the Met Series' current expense structure and the projected post-Merger assets of the combined Series. The projected reductions are further based upon a number of material assumptions, including that: (1) the current contractual agreements of the Zenith Series will remain in place; and (2) certain duplicate costs involved in operating the Met Series are eliminated. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved, because expenses depend on a variety of factors, including the future level of Series assets, many of which factors are beyond the control of the Zenith Series or MetLife Advisers.

Information About the Adviser and Subadviser

     MetLife Advisers is the investment adviser to both Series. MetLife Advisers has contracted with State Street Research as subadviser to make the day-to-day investment decisions for each Series. MetLife Advisers is responsible for overseeing State Street Research's management of each Series and for making recommendations to the Trustees and the Directors as to whether to retain State Street Research as subadviser from year to year. The Merger will not result in any change to the investment adviser or subadviser.

     The address of MetLife Advisers is 501 Boylston Street, Boston, Massachusetts 02116. The address of State Street Research is One Financial Center, Boston, Massachusetts 02111.

Performance Information

     The charts below show the percentage gain or loss in each calendar year for the last ten years of the Met Series and the Zenith Series for Class A shares, the only class outstanding of the Met Series. The table following the bar chart lists each Series' average annual total return for Class A shares for the one-year, five-year and ten-year periods ending December 31, 2001. These tables are intended to provide you with some indication of the risks of investing in the Series.

     The charts and tables should give you a general idea of how each Series' return has varied from year to year. They include the effects of Series expenses, but do not reflect insurance product fees or other charges. Returns would be lower if these charges were included. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Past performance is not an indication of future results.

Met Series

                                     [CHART]

                                Year Total Return

                        1992                      3.7%
                        1993                      2.9%
                        1994                      3.9%
                        1995                      5.6%
                        1996                      5.0%
                        1997                      5.2%
                        1998                      5.2%
                        1999                      4.9%
                        2000                      6.2%
                        2001                      3.8%

         During the period shown above, the highest quarterly return was 1.6 percent for the third quarter of 2000, and the lowest quarterly return was 0.6 percent for the fourth quarter of 2001.

Average Annual Returns for Periods Ending December 31, 2001

                               Past 1 year       Past 5 years      Past 10 years
Class A  ..................       3.8%              5.1%               4.6%


Zenith Series

                                     [CHART]

                                Year Total Return

                        1992                      3.8%
                        1993                      3.0%
                        1994                      4.0%
                        1995                      5.6%
                        1996                      5.1%
                        1997                      5.3%
                        1998                      5.3%
                        1999                      5.0%
                        2000                      6.2%
                        2001                      4.0%


     During the period shown above, the highest quarterly return was 1.6 percent for the third quarter of 2000, and the lowest quarterly return was 0.6 percent for the fourth quarter of 2001.

Average Annual Returns for Periods Ending December 31, 2001

                               Past 1 year       Past 5 years      Past 10 years
Class A  ..................        4.0%              5.1%              4.7%


     On July 1, 2001, State Street Research replaced Back Bay Advisors, L.P. ("Back Bay Advisors") as subadviser to the Zenith Series. The performance information shown above reflects the management of both Back Bay Advisors and State Street Research.

Information About the Rights of Shareholders

     The following is a summary of the major differences between the governing documents and laws applicable to the Trust (of which the Zenith Series is a part) and the Fund (of which the Met Series is a part).

Organization

     The Fund is organized as a Maryland corporation and the Trust is organized as a Massachusetts business trust. Except as otherwise noted below, the provisions of Massachusetts law and the Declaration of Trust (the "Zenith Declaration of Trust") and Bylaws (the "Zenith Bylaws") of the Trust are substantially similar in material respects to those of Maryland law, the Articles of Incorporation (the "Met Articles") and Bylaws (the "Met Bylaws") of the Fund. Both the Trust and the Fund are registered investment companies under the 1940 Act.

Shareholder Voting - Generally

     Under Maryland law, the Met Articles and the Met Bylaws, shareholder voting power is generally limited to electing directors, approving investment management or sub-investment management agreements, ratifying the selection of independent public accountants, approving distribution agreements, approving amendments to the corporation's charter and authorizing extraordinary corporate actions. The Met Articles provide that capital stock of the Fund that is issued, outstanding and entitled to vote shall be voted in the aggregate, and not by series or class, except when otherwise required by law or if the Board, in its sole discretion, determines that only one or more particular series or classes is affected by the matter under consideration, in which case only the affected series or classes vote. Maryland law provides that a corporation's charter may require a lesser proportion of votes of shareholders on matters than otherwise required by Maryland law, but not less than a majority. Under the Met Articles and the Met Bylaws, any corporate action to be taken by a shareholder vote is authorized by a majority of shareholders entitled to vote on the matter, subject to applicable laws, regulations, or rules or orders of the SEC.

     The Zenith Declaration of Trust states that shareholders of the Zenith Series are not entitled to vote on any matters that do not affect the Zenith Series. On matters submitted to a shareholder vote, all shares entitled to vote, except as provided by the Zenith Bylaws, are voted in the aggregate as a single class except when (i) otherwise required by the 1940 Act or when the Trustees determine that the matter affects the Zenith Series materially differently, and
(ii) when the matter affects only the interests of the Zenith Series. Under the Zenith Declaration of Trust, shareholders have the power to vote (i) for the election of Trustees, (ii) with respect to amendment of the Zenith Declaration of Trust, (iii) to the same extent as the shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or its shareholders, (iv) with respect to the termination of the Trust or a series, (v) to remove Trustees from office, and (vi) with respect to such additional matters relating to the Trust as may be required by the Zenith Declaration of Trust, the Zenith Bylaws or any registration with the SEC or any state, or as the Trustees may consider necessary or desirable. Each whole share (or fractional share) of the Zenith Series outstanding on the record date is entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in U.S. dollars determined at the Record Time. For example, a share having a net asset value of $10.50 would be entitled to 10.5 votes. Under the Zenith Declaration of Trust, as described below, the required vote of shareholders will depend on the action to be taken.

Shareholder Meetings

     The Met Bylaws require an annual meeting of shareholders only in years in which shareholder action is needed on any one or more of the following: (1) the election of directors; (2) approval of an investment advisory agreement; (3) ratification of the selection of independent auditors; (4) approval of a distribution agreement. The Zenith Series is not required to hold an annual meeting of shareholders. The Met Bylaws enable a special meeting of the shareholders to be called by for any purpose by a majority of the Board of Directors, the Chairman of the Board or the President. In addition, the Met Bylaws allow for shareholders to act by written consent in lieu of a meeting upon the written consent signed by the holders of all outstanding stock having voting power. By contrast, the Zenith Declaration of Trust allows for shareholder meetings to be called by the Trustees. The Zenith Declaration of Trust also allows shareholders to act without a meeting upon the written consent of shareholders holding a majority of the shares entitled to vote on the matter.

Quorums

     The Met Bylaws provide that a majority of the shares entitled to vote constitutes a quorum at shareholder meetings. The Zenith Declaration of Trust provides that 40% of shares entitled to vote constitutes a quorum at a shareholder meetings. Unlike the Met Bylaws, which provide that one-third of the Directors (but no fewer than two) constitutes a quorum for a meeting of Directors, the Zenith Bylaws provide that a majority of Trustees constitutes a quorum for a meeting of Trustees.

Removal of Trustees, Directors and Officers

     Pursuant to Maryland law and the Met Bylaws, any Director may be removed with or without cause at any meeting of shareholders at which a quorum is present by the affirmative vote of a majority of the votes entitled to be cast. The Zenith Declaration of Trust provides that a Trustee may be removed by a vote of holders of two-thirds of the outstanding shares, either by a written declaration filed with the Trust's custodian or at a meeting called for such purposes. The Trustees must call a such meeting upon the written request of holders of at least 10% of the outstanding shares.

Indemnification of Trustees, Directors and Officers

     The Met Bylaws indemnify or advance any expenses to current and former directors and officers of the Series to the extent permitted by Maryland law. Under Maryland law, a corporation may indemnify any director against liabilities for acts incurred by reason of service as a director unless it is established that (i) the act or omission was material to the matter giving rise to the proceeding and (a) was committed in bad faith or (b) was the result of active and deliberate dishonesty, (ii) the director actually received an improper personal benefit or (iii) in the case of a criminal proceeding, the director had reasonable cause to believe the act or omission was unlawful. In addition, indemnification may not be made (i) in a proceeding by or in the right of the corporation where the director is found liable to the corporation (a "Corporate Liability") or (ii) in a proceeding charging improper personal benefit where the director is found to be liable because such benefit was improperly received, whether or not involving action in the director's official capacity (a "Personal Liability").

     Maryland law also provides that indemnification is not payable by a corporation unless a determination has been made that the director has met the standard of conduct noted in the foregoing paragraph. Such determination may be made by (i) a vote of a majority of a quorum of directors consisting of directors not, at the time, parties to the proceedings, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board (designated by a majority of the board in which directors who are parties may participate) consisting solely of two or more directors not, at the time, parties to such proceedings, (ii) special legal counsel selected by the board or a committee as set forth in (i) above, or if the quorum of the full board cannot be obtained and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate, or (iii) the stockholders. Upon the application of a director, a court may order indemnification if it determines that (i) a director is entitled to reimbursement because such director has been successful, on the merits or otherwise, in the defense of a proceeding in which such director has been determined to have met the applicable standards of conduct or (ii) whether or not the director has met the applicable standards of conduct, the director is entitled to indemnification in view of all the relevant circumstances, provided that the indemnification payment shall be limited to the director's expenses in cases involving Corporate Liability or Personal Liability.

     Other than for directors, the Met Series is only required to indemnify or advance expenses to the extent specifically approved by resolution of the Board of Directors. In addition, no indemnification or advance payment is provided to directors or officers who engage in willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Met Series Bylaws also provide that no advance payment is provided unless the director or officer undertakes to repay the advance unless it is determined that such director or officer is entitled to the indemnification, and (i) the director or officer provides a security for the undertaking, (ii) the Series is insured against losses arising from such advance, or (iii) a majority if the disinterested directors or independent legal counsel by written opinion finds that there is no reason to believe that these is reason to believe that the person will be found to be entitled to the indemnification.

     Similarly, the Zenith Bylaws indemnify current and former directors and officers against all liabilities and expenses incurred by reason of their service as a director or officer of the Series. The Zenith Series will not provide indemnification to any person:

(i) adjudicated by a court not to have acted in good faith with reasonable belief that his or her actions were in the best interests of the Series, (ii) held to be liable because of willful misfeasance, bad faith, gross negligence or reckless disregard of duty, or (iii) in the event of a settlement, unless such settlement is found to be in the best interests of the Series by (a) a disinterested majority of Trustees, (b) a majority of the disinterested Trustees (along with a written opinion of independent legal counsel), (c) a disinterested person selected by the Trustees (along with a written opinion of independent legal counsel), or (d) a vote of a majority of the shareholders (not including the person seeking indemnification). The Zenith Bylaws also provide that expenses may be paid in advance so long as such amounts are repaid to the Trust if it is determined that such payments are not authorized under such Bylaws. Also, the Zenith Bylaws provide that the indemnification rights are not exclusive, and do not affect any other rights to which persons seeking indemnification may be entitled.

Personal Liability

     Under Maryland law, shareholders have no personal liability for acts or obligations of the corporation. Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust. However, the Zenith Declaration of Trust disclaims shareholder liability for acts or obligations of the Zenith Series and requires that notice of such disclaimer be given in each agreement, undertaking or obligation entered into or executed by the Zenith Series or the Trustees. The Zenith Declaration of Trust provides for indemnification out of Zenith Series property for all loss and expense of any shareholder held personally liable solely by reason of his or her being or having been a shareholder of the Zenith Series. Thus, the risk of a shareholder's incurring financial loss from shareholder liability is limited to circumstances in which the Zenith Series would be unable to meet its obligations. The likelihood of such a circumstance is considered remote.

Termination

     Under Maryland law, a corporation with stock outstanding may be voluntarily dissolved by the affirmative vote of two-thirds of all the votes entitled to be cast on the matter. However, as the Met Articles provide that notwithstanding Maryland law, any action by shareholders may be taken upon the vote of a majority of the stockholders entitled to vote, the Fund may be terminated upon a vote of the majority of shareholders. A corporation with no outstanding stock may be terminated upon the vote of the majority of the Directors.

     Under the Met Articles, if in the sole determination of the Board of Directors, the continuation of the offering of a series or a class of the Fund is no longer in the best interests of the Fund, the Fund may cease offering such series or class and may, by a majority vote of the Board of Directors, require the redemption of all outstanding shares of such series or class upon thirty days prior written notice to shareholders, subject to applicable laws.

     By contrast, the Zenith Declaration of Trust provides that the Trust may be terminated at any time by a vote of at least 66 2/3% of the shares entitled to vote, or by the Trustees by written notice to the shareholders. Any series or class of the Trust may be terminated at any time by vote of at least 66 2/3% of the shares of that series or class, or by the Trustees by written notice to shareholders of that series or class. In addition, the Zenith Declaration of Trust provides that at any time that there are no shares outstanding of a particular series or class, the Trustees may amend the Declaration of Trust to abolish the series or class.

Amendments

     Maryland law generally provides that an amendment to the charter must be ratified by a vote of at least two-thirds of all shareholders. As the Met Articles provide that notwithstanding Maryland law, any action by shareholders may be taken upon the vote of a majority of the stockholders entitled to vote, the Met Articles may be amended by a majority of the shareholders of the Fund. However, Maryland law provides that a majority of the board of directors may, without a shareholder vote, (1) change the name of the corporation, or (2) change the name or par value of any class or series of the corporation's stock and the aggregate par value of the corporation's stock. The Met Bylaws may be amended by a majority vote of shareholders, although certain bylaws of the Met Series may be amended by a majority of the Board of Directors.

     The Zenith Declaration of Trust may be amended by a vote of a majority of the shares entitled to vote, although the Trustees may amend the Zenith Declaration of Trust without a shareholder vote for the purpose of (i) responding to or complying with any regulation, order, ruling or interpretation of any governmental agency or law, or (ii) designating and establishing series and classes. The Zenith Bylaws may be amended by a majority of the Trustees.

Rights of Inspection

     Under Maryland law, any shareholder of the Met Series may inspect and copy during usual business hours the Met Articles and the Met Bylaws and the minutes, annual reports and voting trust agreements on file at the Fund's principal office. Under Maryland law, shareholders owning at least 5% of the Fund's shares who have been shareholders of record for at least six months also have the right to inspect the books of account and stock ledger of the Fund and request a statement of the Fund's affairs. Massachusetts law, the Zenith Declaration of Trust and the Zenith Bylaws do not provide for any inspection rights.

Distributions

     Maryland law provides that a distribution may not be made by the Fund if, after giving effect to it, (i) the Fund would not be able to pay its indebtedness as such indebtedness becomes due in the usual course of business; or (ii) the Fund's total assets would be less than the sum of the Fund's total liabilities plus the amount that would be needed if the Fund were to be dissolved at the time of the distribution to satisfy the preferential rights upon dissolution of stockholders whose preferential rights on dissolution are superior to those receiving the distribution. Massachusetts law, the Zenith Articles and the Zenith Bylaws contain no comparable restrictions.

Subadvisers

     The Fund and the Trust each rely upon an exemptive order from the SEC that permits MetLife Advisers to enter into new subadvisory agreements with either a current or a new subadviser that is not an affiliate of MetLife Advisers, or the Fund or the Trust, as the case may be, without obtaining shareholder approval. The Directors or the Trustees, as applicable, must approve any new subadvisory agreements under the exemptive order, and the Fund or the Trust must also comply with certain other conditions.

     The exemptive order also permits the Fund and the Trust to continue to employ an existing subadviser, or to amend an existing subadvisory agreement, without shareholder approval after events that would otherwise require a shareholder vote. Any new or amended subadvisory agreement must be approved by the Directors or Trustees, as applicable. The Fund or the Trust will notify shareholders of any subadviser changes and any other event of which notification is required under the order.

Federal Income Tax Consequences

     Provided that the contracts funded through the separate accounts of the Insurance Companies qualify as annuity contracts under Section 72 of the Code, the Merger will not create any tax liability for owners of the contracts.

     The closing of the Merger will be conditioned on receipt of an opinion from Ropes & Gray to the effect that, on the basis of existing law under specified sections of the Code, for federal income tax purposes:

     .    the Merger will constitute a reorganization within the meaning of
          Section 368(a) of the Code, and the Zenith Series and the Met Series will each be a "party to the reorganization" within the meaning of
          Section 368(b) of the Code;

     . under Section 361 of the Code, no gain or loss will be recognized to the Met Series upon the transfer of its assets to the Zenith Series in exchange for the Zenith Series shares and the assumption by the Zenith Series of the Met Series' liabilities, or upon the distribution of such Zenith Series shares to the shareholders of the Met Series;

     . under Section 1032 of the Code, no gain or loss will be recognized to the Zenith Series upon the receipt of the assets of the Met Series in exchange for the assumption of the obligations of the Met Series and issuance of the Zenith Series shares;

     . under Section 362(b) of the Code, the tax basis of the assets of the Met Series acquired by the Zenith Series will be the same as the basis of those assets in the hands of the Met Series immediately prior to the transfer;

     . under Section 1223(2) of the Code, the holding period of the assets of the Met Series in the hands of the Zenith Series will include the period during which those assets were held by the Met Series;

     . under Section 354 of the Code, the Met Series shareholders will recognize no gain or loss upon exchange of their shares of the Met Series for the Zenith Series shares;

     . under Section 358 of the Code, the aggregate tax basis of the Zenith Series shares to be received by each shareholder of the Met Series will be the same as the aggregate tax basis of the shares of the Met Series exchanged therefor;

     . under Section 1223(l) of the Code, the holding period of the Zenith Series shares received by each shareholder of the Met Series will include the holding period for the Met Series shares exchanged for the Zenith Series shares; provided such shares of the Met Series were held as a capital asset on the date of the exchange; and

     . the Zenith Series will succeed to and take into account the items of the Met Series described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

     The opinion will be based on certain factual certifications made by officers of the Fund and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the Merger will be as described above.

     Prior to the closing of the Merger, the Met Series will declare a distribution, which, together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the closing date.

THE DIRECTORS OF THE METROPOLITAN SERIES FUND, INC. UNANIMOUSLY RECOMMEND APPROVAL OF THE MERGER AGREEMENT.

Required Vote for the Proposal

     Approval of the Merger Agreement will require the affirmative vote of a majority of the shares of the Met Series outstanding at the record date for the Meeting.

                            III. General Information

Voting Information

     The Directors are soliciting voting instructions in connection with the Meeting, which has been called to be held at 2:00 p.m. Eastern Time on April 26, 2002, at the offices of Metlife Advisers, 501 Boylston Street, Boston, Massachusetts 02116. The meeting notice, this Prospectus/Proxy Statement and voting instruction forms are being mailed to contractholders beginning on or about March 22, 2002.

Information About Voting Instructions and the Conduct of the Meeting

     Solicitation of Voting Instructions. Voting instructions will be solicited
     ------------------------------------
primarily by mailing this Prospectus/Proxy Statement and its enclosures, but voting instructions may also be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of the Met Series or by its agents.

Voting Process

     The shares of the Met Series are currently sold to Insurance Companies as the record owners for allocation to the corresponding investment divisions or sub-accounts of certain of their separate accounts that are registered as investment companies with the SEC. Most of those shares of the Met Series are attributable to variable insurance contracts. Other outstanding Met Series shares are not attributable to variable insurance contracts, because such shares are (a) attributable to the Insurance Company's assets in one of the registered separate accounts, (b) held in a separate account that is not registered as an investment company, or (c) held in the Insurance Company's general account rather than in a separate account.

     Record owners of the common stock of the Met Series as of 4:00 p.m., Eastern Time, on February 5, 2002 (the "Record Time"), will be entitled to vote and may cast one vote for each share held. A majority of the shares of the Met Series outstanding at the Record Time, present in person or represented by proxy, constitutes a quorum for the transaction of business by the shareholders of the Met Series at the Meeting.

     In accordance with their understanding of presently applicable law, the Insurance Companies will vote the shares of the Met Series that are attributable to the variable insurance contracts based on instructions received from owners of such contracts that participate in the corresponding investment divisions in the separate accounts. The number of Met Series shares held in the corresponding investment division of a separate account deemed attributable to each variable insurance contract owner is determined by dividing a variable life insurance policy's or variable benefit option's cash value or a variable annuity contract's accumulation units (or if variable annuity payments are currently being made, the amount of the Insurance Company's reserves attributable to that variable annuity contract), as the case may be, in that division by the net asset value of one share in the Met Series.

     For purposes of determining the number of the Met Series' shares for which a variable insurance contract owner is entitled to give voting instructions, the Insurance Companies use the per share net asset value of the Met Series' shares that are offered under that contract. Fractional votes will be counted. The number of shares for which a variable insurance contract owner has a right to give voting instructions is determined as of the Record Time.

     Met Series shares held in an investment division attributable to variable insurance contracts for which no timely instructions are received or that are not attributable to variable insurance contracts will be represented at the Meeting by the record owners and voted in the same proportion as the shares for which voting instructions are received for all variable insurance contracts participating in that investment division. The Fund has been advised that Met Series shares held in the general account or unregistered separate accounts of the Insurance Companies will be represented at the Meeting by the record owners and voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the other shares that are voted in proportion to such voting instructions.

     If an enclosed voting instruction form is completed, executed and returned, it may nevertheless be revoked at any time before the Meeting by a written revocation or later voting instruction form.

     Costs of Solicitation. As with the other costs of the Merger, except for
     ----------------------
portfolio transaction costs incurred by the Series in connection with the purchase or sale of portfolio securities that are permitted investments of the Series and governmental fees required in connection with the registration or qualification under applicable and federal laws of the shares of the Zenith Series to be issued, the costs of this Prospectus/Proxy Statement will be borne by MetLife Advisers. In the event that the Merger is not consummated, MetLife Advisers will bear all of the costs and expenses incurred by both the Met Series and the Zenith Series in connection with the Merger.

     Address of Underwriters. Met Life is the principal underwriter and
     ------------------------
distributor of the Met Series. The address of Met Life is 485 E. U.S. Highway 1 South, 4th Floor, Iselin, New Jersey 08830. The address of the Zenith Series' principal underwriter, New England Securities Corporation, is 399 Boylston Street, Boston, Massachusetts 02116.

     Outstanding Shares and Shareholders. As of the Record Time, there were
     ------------------------------------
4,823,167 shares of the Met Series outstanding and entitled to vote.

     All of the shares of the Met Series and the Zenith Series are held of record by the Insurance Companies for allocation to the corresponding investment divisions or sub-accounts of certain of their separate accounts. Shares of the Series are not offered for direct purchase by the investing public.

     The Insurance Companies have informed the Fund and the Trust that as of the Record Time, there were no persons owning contracts which would entitle them to instruct the

Insurance Companies with respect to 5% or more of the voting securities of the Met Series or the Zenith Series. The officers and Trustees of the Trust and the Officers and Directors of the Fund owned less than 1% of the outstanding shares of the Zenith Series and the Met Series, respectively.

     Because the Insurance Companies own 100% of the shares of the Fund and the Trust, they may be deemed to be in control (as that term is defined in the 1940
Act) of the Fund and the Trust.

     Adjournments; Other Business. An adjournment of the Meeting requires the
     -----------------------------
affirmative vote of a majority of the total number of shares of the Met Series that are present in person or by proxy. The Meeting has been called to transact any business that properly comes before it. The only business that management of the Fund intends to present or knows that others will present is the Proposal. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the Meeting, the persons named as proxies intend to vote the proxies in accordance with their judgment, unless the Secretary of the Fund has previously received written contrary instructions from the shareholder entitled to vote the shares.

     Shareholder Proposals at Future Meetings. The Met Bylaws require an annual
     -----------------------------------------

meeting of shareholders only in years in which shareholder action is needed on any one or more of the following: (1) the election of directors; (2) approval of an investment advisory agreement; (3) ratification of the selection of independent auditors; (4) approval of a distribution agreement. Shareholder proposals to be presented at any future meeting of shareholders of the Series or the Fund must be received by the Fund in writing a reasonable amount of time before the Fund solicits proxies for that meeting in order to be considered for inclusion in the proxy materials for that meeting. Shareholder proposals should be sent to the Met Series, 501 Boylston Street, Boston, Massachusetts 02116,
Attention: Secretary.

                                                                      Appendix A

                      AGREEMENT AND PLAN OF REORGANIZATION


         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") dated as of February 5, 2002 by and between (i) Metropolitan Series Fund, Inc. (the "Company"), a Maryland corporation formed on November 23, 1982, on behalf of the State Street Research Money Market Portfolio (the "Acquired Fund"), a series of the Company, and (ii) New England Zenith Fund (the "Acquiring Trust"), a Massachusetts business trust established under a Declaration of Trust dated December 16, 1986, as amended and restated and in effect on the date hereof, on behalf of the State Street Research Money Market Series (the "Acquiring Fund"), a series of the Acquiring Trust.

         This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision. The reorganization will consist of the transfer of all of the assets of the Acquired Fund in exchange solely for shares of beneficial interest of the Acquiring Fund, the assumption by the Acquiring Fund of the liabilities of the Acquired Fund and the distribution of such shares of the Acquiring Fund to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.

         In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ACQUIRING SHARES AND LIQUIDATION OF ACQUIRED FUND.

     1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

          (a) The Company, on behalf of the Acquired Fund, will transfer and deliver to the Acquiring Fund, and the Acquiring Fund will acquire, all the assets of the Acquired Fund as set forth in paragraph 1.2;

          (b) The Acquiring Fund will assume all of the Acquired Fund's liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence on the Closing Date (as defined in paragraph 1.2 hereof), including without limitation any indemnification obligations of the Acquired Fund (collectively, the "Obligations"); and

          (c) The Acquiring Fund will issue and deliver to the Acquired Fund in exchange for such assets the number of full and fractional Class A shares of the Acquiring Fund determined by dividing the net asset value of

               Class A shares of the Acquired Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Class A share of the Acquiring Fund, computed in the manner and as of the time and date set forth in paragraph
               2.2 (with the shares of the Acquiring Fund to be issued and delivered in accordance with this subparagraph (c) being referred to herein as the "Acquiring Shares"). Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

     1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, dividends and interest receivable, receivables for shares sold and all other assets which are owned by the Acquired Fund on the closing date provided in paragraph
          3.1 (the "Closing Date"), including any deferred expenses, other than unamortized organizational expenses, shown as an asset on the books of the Acquired Fund on the Closing Date.

     1.3 As provided in paragraph 3.4, as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute to its shareholders of record (the "Acquired Fund Shareholders"), determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), the Acquiring Shares received by the Acquired Fund pursuant to paragraph 1.1. Each Acquired Fund Shareholder shall be entitled to receive that proportion of each class of Acquiring Shares (consisting, in the case of each Acquired Fund Shareholder, of Acquiring Shares of the same designated class as the shares of the Acquired Fund which such Acquired Fund Shareholder holds) which the number of shares of that class of the Acquired Fund held by such Acquired Fund Shareholder bears to the total number of shares of that class of the Acquired Fund outstanding on the Valuation Date. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective number of Acquiring Shares due such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing Acquiring Shares in connection with such exchange.

     1.4  With respect to Acquiring Shares distributable pursuant to paragraph
          1.3 to an Acquired Fund Shareholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date, the Acquiring Trust will not permit such shareholder to receive Acquiring Share certificates therefor, exchange such Acquiring Shares for shares of other investment companies, effect an account transfer of such Acquiring Shares, or pledge or redeem such Acquiring Shares until the Acquiring Trust has been notified by the Acquired Fund or its agent that such Shareholder has surrendered all his or her outstanding certificates for Acquired Fund shares or, in the event of lost certificates, posted adequate bond.

     1.5 Any obligation of the Acquired Fund to make filings with governmental authorities is and shall remain the responsibility of the Acquired Fund through the Closing Date and up to and including such later date on which the Acquired Fund is terminated.

     1.6 As promptly as practicable, but in any case within 60 days after the Closing Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, which shall have been reviewed by Deloitte & Touche LLP and certified by the Treasurer of the Acquired Fund.

     1.7 As promptly as possible after the Closing Date, the Acquired Fund shall be terminated pursuant to the provisions of the laws of the State of Maryland, and, after the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation.

2.   VALUATION.

     2.1 For the purpose of paragraph 1, the value of the assets of a class of shares of the Acquired Fund shall be the net asset value of such class of the Acquired Fund computed as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing (such time and date being herein called the "Valuation Date") using the valuation procedures as adopted by the Board of Trustees of the Acquiring Trust, and shall be certified by an authorized officer of the Company.

     2.2 For the purpose of paragraph 1, the net asset value of a share of a class of the Acquiring Fund shall be the net asset value per share of such class computed as of the close of regular trading on the New York Stock Exchange on the Valuation Date, using the valuation procedures as adopted by the Board of Trustees of the Acquiring Trust.

3.   CLOSING AND CLOSING DATE.

     3.1 The Closing Date shall be on April 29, 2002, or on such other date as the parties may agree in writing. The Closing shall be held at 9:00 a.m. on the Closing Date at the offices of MetLife Advisers, LLC, located at 501 Boylston Street, Boston, Massachusetts, or at such other time and/or place as the parties may agree.

     3.2 The portfolio securities of the Acquired Fund shall be made available by the Acquired Fund to State Street Bank and Trust Company, as custodian for the Acquiring Fund (the "Custodian"), for examination no later than five business days preceding the Valuation Date. On the Closing Date, such portfolio securities and all the Acquired Fund's cash shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department's book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4 or Rule 17f-5, as the case may be, under the Investment Company Act of 1940, as amended (the "1940 Act") and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price of such transfer stamps. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of "State Street Bank and Trust Company, custodian for the State Street Research Money Market Series, a series of the New England Zenith Fund".

     3.3 In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days after the original Valuation Date, this Agreement may be terminated by either of the Company or the Acquiring Trust upon the giving of written notice to the other party.

     3.4 At the Closing, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund Shareholders and the number of outstanding shares of beneficial interest of each class of the Acquired Fund owned by each Acquired Fund Shareholder, all as of the close of business on the Valuation Date, certified by the Secretary or Assistant Secretary of the Company. The Acquiring Trust shall provide to the Acquired Fund evidence satisfactory to the Acquired Fund that the Acquiring Shares issuable pursuant to paragraph 1.1 have been credited to the Acquired Fund's account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Trust shall provide to the Acquired Fund evidence satisfactory to the Acquired Fund that such Acquiring Shares have been credited pro rata to open accounts in the names of the Acquired Fund Shareholders as provided in paragraph 1.3.

     3.5 At the Closing each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 1.

4.   REPRESENTATIONS AND WARRANTIES.

     4.1 The Company, on behalf of the Acquired Fund, represents and warrants the following to the Acquiring Trust and to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing
          Date:

          (a) The Company is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland and has the power to own all of its property and assets and to conduct its business as currently conducted;

          (b) The Company is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquired Fund is a separate series thereof duly established, designated and existing in accordance with the applicable provisions of the Articles of Incorporation of the Company and the 1940 Act;

          (c) The Company is not in violation in any material respect of any provision of its Articles of Incorporation or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Company is a party or by which the Acquired Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

          (d) The Company has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) which if terminated may result in material liability to the Acquired Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Acquired Fund;

          (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquired Fund, any of its properties or assets, or any person whom the Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

          (f) The statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments as at and for the two years ended December 31, 2001, of the Acquired Fund, audited by Deloitte & Touche LLP, copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of the Acquired Fund as of such dates and for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statement of assets referred to above or those incurred in the ordinary course of its business since December 31, 2001;

          (g) Since December 31, 2001, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness, except as disclosed in writing to the Acquiring Fund. For the purposes of this subparagraph (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

          (h) By the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to any such return;

          (i) For all taxable years and all applicable quarters of such years from the date of its inception, the Acquired Fund has met the requirements of Subchapter M of the Code, for treatment as a "regulated investment company" within the meaning of Section 851 of the Code and the diversification requirements of Section 817(h) of the Code and the regulations thereunder. Neither the Company nor the Acquired Fund has at any time since its inception been liable for nor is now liable for any material excise tax pursuant to Section 852 or 4982 of the Code. The Acquired Fund has duly filed all federal, state, local and foreign tax returns which are required to have been filed, and all taxes of the Acquired Fund which are due and payable have been paid except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect. The Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

          (j) The authorized capital of the Company consists of 3 billion shares of common stock, par value $0.01 per share, of which 125 million shares are authorized for the Acquired Fund. The outstanding shares of beneficial interest in the Acquired Fund are, and at the Closing Date will be, divided into Class A shares having the characteristics described in the Acquired Fund's then current prospectus or prospectuses and statement of additional information or statements of additional information (collectively, as amended or supplemented from time to time, the "Acquired Fund Prospectus"). All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and (except as set forth in the Acquired Fund Prospectus), non-assessable by the Acquired Fund and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest of the Acquired Fund are outstanding and none will be outstanding on the Closing Date;

          (k) The Acquired Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information as in effect from time to time, except as previously disclosed in writing to and accepted by the Acquiring Fund;

          (l) The execution, delivery and performance of this Agreement has been duly authorized by the Directors of the Company, and, upon approval thereof by the required majority of the shareholders of the Acquired Fund, this Agreement will constitute the valid and binding obligation of the Acquired Fund enforceable in accordance with its terms except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

          (m) The Acquiring Shares to be issued to the Acquired Fund pursuant to paragraph 1 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund Shareholders as provided in paragraph 1.3;

          (n) The information provided by the Acquired Fund for use in the Registration Statement and Prospectus/Proxy Statement referred to in paragraph 5.3 and any information provided by the Acquired Fund for use in any governmental filings in connection with the transactions contemplated hereby, including without limitation applications for exemption orders or no-action letters, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto;

          (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act and state insurance, securities or blue sky laws (which term as used in this Agreement shall include the laws of the District of Columbia and of Puerto
               Rico);

          (p) At the Closing Date, the Company, on behalf of the Acquired Fund, will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities and payment therefor as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to and accepted by the Acquiring Fund. As used in this Agreement, the term "Investments" shall mean the Acquired Fund's investments shown on the schedule of its investments as of December 31, 2001, referred to in Section 4.1(f) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock splits, mergers and similar corporate actions through the Closing Date;

          (q) At the Closing Date, the Acquired Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund will remain "diversified" within the meaning of Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in the then current prospectus or prospectuses and the statement of additional information or statements of additional information of the Acquiring Fund (collectively, as from time to time amended and supplemented, the "Acquiring Fund Prospectus"), as amended through the Closing Date; and

          (r) No registration of any of the Investments under the Securities Act or under any state securities or blue sky laws would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Fund or the Acquired Fund, except as previously disclosed by the Acquired Fund to and accepted by the Acquiring Fund.

     4.2 The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants the following to the Company and to the Acquired Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing
          Date:

          (a) The Acquiring Trust is a business trust duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its property and assets and to conduct its business as currently conducted;

          (b) The Acquiring Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund is a separate series thereof duly established, designated and existing in accordance with the applicable provisions of the Declaration of Trust of the Acquiring Trust and the 1940 Act;

          (c) The Acquiring Fund Prospectus conforms in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the Securities and Exchange Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in such Prospectus or in the registration statement of which it is a part;

          (d) At the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

          (e) The Acquiring Trust is not in violation in any material respect of any provisions of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Trust is a party or by which the Acquiring Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

          (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquiring Fund or any of its properties or assets. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

          (g) The statement of assets, the statement of operations, the statement of changes in assets and the schedule of investments as at and for the two years ended December 31, 2001, of the Acquiring Fund, audited by Deloitte & Touche LLP, copies of which have been furnished to the Acquired Fund, fairly reflect the financial condition and results of operations of the Acquiring Fund as of such dates and the results of its operations for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquiring Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statement of assets referred to above or those incurred in the ordinary course of its business since December 31, 2001;

          (h) Since December 31, 2001, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness. For the purposes of this subparagraph (h), changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

          (i) By the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to any such return;

          (j) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and the diversification requirements of Section 817(h) of the Code and the regulations thereunder;

          (k) The authorized capital of the Acquiring Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Board of Trustees of the Acquiring Trust may authorize from time to time. The outstanding shares of beneficial interest in the Acquiring Fund are, and at the Closing Date will be, divided into Class A shares and Class B shares, each having the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Trust, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest in the Acquiring Fund of any class are outstanding and none will be outstanding on the Closing Date (except such rights as the Acquiring Fund may have pursuant to this Agreement);

          (l) The Acquiring Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information as in effect from time to time;

          (m) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Trust, and this Agreement constitutes the valid and binding obligation of the Acquiring Trust and the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

          (n) The Acquiring Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Class A shares of beneficial interest in the Acquiring Fund, and will be fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Trust, and no shareholder of the Acquiring Trust will have any preemptive right of subscription or purchase in respect thereof;

          (o) The information to be furnished by the Acquiring Fund for use in the Registration Statement and Prospectus/Proxy Statement referred to in paragraph 5.3 and any information furnished by the Acquiring Fund for use in any governmental filings in connection with the transactions contemplated hereby, including without limitation applications for exemption orders or no-action letters, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto; and

          (p) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under 1933 Act, the 1934 Act, the 1940 Act and state insurance, securities or blue sky laws.

5.   COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.


     The Acquiring Trust, on behalf of the Acquiring Fund, and the Company, on behalf of the Acquired Fund, each hereby covenants and agrees with the other as follows:

     5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions and any trading activities in anticipation of the transactions contemplated hereby.

     5.2 The Acquired Fund will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

     5.3 In connection with the meeting of the Acquired Fund Shareholders referred to in paragraph 5.2, the Acquired Fund will prepare a Prospectus/Proxy Statement for such meeting, to be included in a Registration Statement on Form N-14 (the "Registration Statement") which the Acquiring Trust will prepare and file for the registration under the 1933 Act of the Acquiring Shares to be distributed to the Acquired Fund Shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act.

     5.4 The Acquiring Fund will advise the Acquired Fund promptly if at any time prior to the Closing Date the Acquiring Fund becomes aware that the assets of the Acquired Fund include any securities which the Acquiring Fund is not permitted to acquire.

     5.5 Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party's obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

     5.6 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or blue sky laws as it may deem appropriate in order to continue its operations after the Closing Date.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

     The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Trust and the Acquiring Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

     6.1 The Acquiring Trust, on behalf of the Acquiring Fund, shall have delivered to the Company a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form satisfactory to the Company and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Trust and the Acquiring Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

     6.2 The Company shall have received a favorable opinion from Ropes & Gray, counsel to the Acquiring Trust for the transactions contemplated hereby, dated the Closing Date and, in a form satisfactory to the Company, to the following effect:

          (a) The Acquiring Trust is a business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and By-laws of the Acquiring Trust; (b) this Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Fund and, assuming the Prospectus/Proxy Statement and Registration Statement referred to in paragraph 5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Company on behalf of the Acquired Fund, is the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles; (c) the Acquiring Fund has the power to assume the liabilities to be assumed by it hereunder and upon consummation of the transactions contemplated hereby the Acquiring Fund will have duly assumed such liabilities; (d) the Acquiring Shares to be issued for transfer to the shareholders of the Acquired Fund as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and nonassessable Class A shares of beneficial interest in the Acquiring Fund, assuming that as consideration for such shares not less than the net asset value of such shares has been paid and that the conditions set forth in this Agreement have been satisfied, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect of such shares; (e) the execution and delivery of this Agreement did not, and the performance by the Acquiring Trust and the Acquiring Fund of their respective obligations hereunder will not, violate the Acquiring Trust's Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Acquiring Trust or the Acquiring Fund is a party or by which either of them is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Trust or the Acquiring Fund is a party or by which either of them is bound; (f) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Trust or the Acquiring Fund of the transactions contemplated by this Agreement except such as may be required under state securities or blue sky laws or such as have been obtained; (g) such counsel does not know of any legal or governmental proceedings relating to the Acquiring Trust or the Acquiring Fund existing on or before the date of mailing of the Prospectus/Proxy Statement pursuant to paragraph 5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph
               5.3 which are not described as required; (h) the Acquiring Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and (i) to the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Trust or the Acquiring Fund or any of their properties or assets that would impair the Acquiring Trust's ability to perform its obligations under this Agreement, and neither the Acquiring Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

     The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

     7.1 The Company, on behalf of the Acquired Fund, shall have delivered to the Acquiring Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Trust and dated the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Company and the Acquired Fund have complied with all the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied under this Agreement at or prior to the Closing Date;

     7.2 The Acquiring Trust shall have received a favorable opinion from Maryland counsel to the Company, dated the Closing Date and in a form satisfactory to the Acquiring Trust, to the following effect:

          (a) The Company is a corporation duly organized and validly existing under the laws of the State of Maryland and has corporate power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquired Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Articles of Incorporation of the Company; (b) this Agreement has been duly authorized, executed and delivered on behalf of the Acquired Fund and, assuming the Prospectus/Proxy Statement referred to in paragraph 5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Acquiring Trust on behalf of the Acquiring Fund, is the valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles; (c) the Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Acquired Fund will have duly transferred such assets to the Acquiring Fund; (d) the execution and delivery of this Agreement did not, and the performance by the Company and the Acquired Fund of their respective obligations hereunder will not, violate the Company's Articles of Incorporation or By-laws, or any provision of any agreement known to such counsel to which the Company or the Acquired Fund is a party or by which either of them is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Company or the Acquired Fund is a party or by which either of them is bound;
               (e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Company or the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under state securities or blue sky laws or such as have been obtained; (f) such counsel does not know of any legal or governmental proceedings relating to the Company or the Acquired Fund existing on or before the date of mailing of the Prospectus/Proxy Statement pursuant to in paragraph 5.3 or the Closing Date required to be described in the

               Registration Statement referred to in paragraph 5.3 which are not described as required; (g) the Company is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; (h) to the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Company or the Acquired Fund or any of its properties or assets that would impair the Company's ability to perform its obligations under this Agreement, and neither the Company nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business; and (i) all issued and outstanding shares of the Acquired Fund are legally issued, fully paid and non-assessable, assuming that as consideration for such shares not less than the net asset value of such shares has been paid, and assuming that such shares were issued in accordance with the terms of the Acquired Fund's registration statement, or any amendments thereto, in effect at the time of such issuance.

     7.3 The Acquired Fund shall have furnished to the Acquiring Fund tax returns, signed by a partner of Deloitte & Touche LLP for the fiscal year ended December 31, 2001 and signed pro forma tax returns for the period from December 31, 2001 to the Closing Date (which pro forma tax returns shall be furnished promptly after the Closing Date).

     7.4 Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous dividends, shall have the effect of distributing all of the Acquired Fund's investment company taxable income for its taxable years ending on or after December 31, 2001 and on or prior to the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gains realized in each of its taxable years ending on or after December 31, 2001 and on or prior to the Closing Date.

     7.5 The Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer of the Company, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement.

     7.6 The custodian of the Acquired Fund shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date, and the Acquired Fund shall have delivered to the Acquiring Fund a statement of assets and liabilities of the Acquired Fund as of the Valuation Date, prepared in accordance with generally accepted accounting principles consistently applied from the prior audited period, certified by the Treasurer of the Acquired Fund.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

     The respective obligations of the Company and the Acquiring Trust hereunder are each subject to the further conditions that on or before the Closing Date:

     8.1 This Agreement and the transactions contemplated herein shall have been approved by the vote of the required majority of the holders of the outstanding shares of the Acquired Fund of record on the record date for the meeting of its shareholders referred to in paragraph 5.2;

     8.2 On the Closing Date no action, suit or other preceding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby;

     8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Securities and Exchange Commission and of state blue sky and securities authorities) deemed necessary by the Company or the Acquiring Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund;

     8.4 The Registration Statement referred to in paragraph 5.3 shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

     8.5 The Company and the Acquiring Trust shall have received a favorable opinion of Ropes & Gray satisfactory to the Company and the Acquiring Trust substantially to the effect that, for federal income tax purposes:

          (a) The acquisition by the Acquiring Fund of the assets of the Acquired Fund in exchange for the Acquiring Fund's assumption of the Obligations of the Acquired Fund and issuance of the Acquiring Shares, followed by the distribution by the Acquired Fund of such the Acquiring Shares to the shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund, all as provided in paragraph 1 hereof, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

          (b) No gain or loss will be recognized to the Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund in exchange for the Acquiring Shares or (ii) upon the distribution of the Acquiring Shares to the shareholders of the Acquired Fund as contemplated in paragraph 1 hereof;

          (c) No gain or loss will be recognized to the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for the assumption of the Obligations and issuance of the Acquiring Shares as contemplated in paragraph 1 hereof;

          (d) The tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the transfer, and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund;

          (e) The Acquired Fund Shareholders will recognize no gain or loss upon the exchange of their shares of the Acquired Fund for the Acquiring Shares;

          (f) The tax basis of the Acquiring Shares to be received by each Acquired Fund Shareholder will be the same in the aggregate as the aggregate tax basis of the shares of the Acquired Fund surrendered in exchange therefor;

          (g) The holding period of the Acquiring Shares to be received by each Acquired Fund Shareholder will include the period during which the shares of the Acquired Fund surrendered in exchange therefor were held by such shareholder, provided such shares of the Acquired Fund were held as a capital asset on the date of the exchange; and

          (h) The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

     8.6 At any time prior to the Closing, any of the foregoing conditions of this Agreement may be waived jointly by the Board of Directors of the Company and the Board of Trustees of the Acquiring Trust if, in their judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund and the Acquiring Fund.

9.   FEES AND EXPENSES.

     9.1 Except as otherwise provided in this paragraph 9, MetLife Advisers, LLC, by countersigning this Agreement, agrees that it will bear any and all costs and expenses of the transaction incurred by the Acquiring Fund and the Acquired Fund, including without limitation portfolio transaction costs incurred by the

          Acquiring Fund or the Acquired Fund in connection with the sale of portfolio securities that are not permitted investments of the Acquiring Fund; provided, however, that MetLife Advisers, LLC will not bear portfolio transaction costs incurred by the Acquiring Fund or the Acquired Fund in connection with the purchase or sale of portfolio securities that are permitted investments of the Acquiring Fund or the Acquired Fund, as the case may be; provided, further, that the Acquiring Fund will pay all governmental fees required in connection with the registration or qualification of the Acquiring Shares under applicable state and federal laws.

     9.2 In the event the transactions contemplated by this Agreement are not consummated, then MetLife Advisers, LLC agrees that it shall bear all of the costs and expenses incurred by both the Acquiring Fund and the Acquired Fund in connection with such transactions.

     9.3 Notwithstanding any other provisions of this Agreement, if for any reason the transactions contemplated by this Agreement are not consummated, neither the Acquiring Fund nor the Acquired Fund shall be liable to the other for any damages resulting therefrom, including, without limitation, consequential damages.

     9.4 Notwithstanding any of the foregoing, costs and expenses will in any event be paid by the party directly incurring them if and to the extent that the payment by another party of such costs and expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

10.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

     10.1 The Company on behalf of the Acquired Fund and the Acquiring Trust on behalf of the Acquiring Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 1.1, 1.3, 1.5, 1.6, 1.7, 9, 10, 13 and 14.

11.  TERMINATION.

     11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Trust and the Company. In addition, either the Acquiring Trust or the Company may at its option terminate this Agreement at or prior to the Closing Date because:

          (a) Of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date;

          (b) A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met;

          (c) If the transactions contemplated by this Agreement have not been substantially completed by July 31, 2002, this Agreement shall automatically terminate on that date unless a later date is agreed to by both the Company and the Acquiring Trust; or

          (d) If the Board of Trustees of the Acquiring Fund or the Board of Directors of the Acquired Fund, as the case may be, determines that the termination of this Agreement is in the best interests of its shareholders.

     11.2 If for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to any other party for any damages resulting therefrom, including without limitation consequential damages.

12.  AMENDMENTS.

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Company on behalf of the Acquired Fund and the Acquiring Trust on behalf of the Acquiring Fund; provided, however, that following the shareholders' meeting called by the Acquired Fund pursuant to paragraph 5.2, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.  NOTICES.

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to: (i) Metropolitan Series Fund, Inc., 485 East U.S. Highway 1 South, 4th Floor, Iselin, NJ 08830, attn:
Secretary; or (ii) New England Zenith Fund, 501 Boylston Street, Boston, MA 02116, attn: Secretary.

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; NON-RECOURSE; FINDERS' FEES.

     14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     14.3 This Agreement shall be governed by and construed in accordance with the domestic substantive laws of The Commonwealth of Massachusetts, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

     14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     14.5 A copy of the Articles of Incorporation of the Company is on file with the Secretary of State of the State of Maryland and a copy of the Declaration of Trust of the Acquiring Trust is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that no trustee, director, officer, agent or employee of either the Company or the Acquiring Trust shall have any personal liability under this Agreement, and that this Agreement is binding only upon the assets and properties of the Acquired Fund and the Acquiring Fund.

     14.6 The Company, on behalf of the Acquired Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, each represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as a sealed instrument by its President or Vice President and its corporate seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

                                              METROPOLITAN SERIES FUND, INC.,
                                              on behalf of its State Street
                                              Research Money Market Portfolio



                                              By:
                                                 -------------------------------

                                              Name:
                                                       -------------------------

                                              Title:
                                                       -------------------------
ATTEST:

By:
   ------------------------------------

Name:
         ------------------------------

Title:
      ---------------------------------


                                              NEW ENGLAND ZENITH FUND,
                                              on behalf of its State Street
                                              Research Money Market Series



                                              By:
                                                 -------------------------------

                                              Name:
                                                       -------------------------

                                              Title:
                                                       -------------------------

ATTEST:

By:
   ------------------------------------

Name:
         ------------------------------

Title:
      ---------------------------------

                                              Agreed and accepted as to
                                              paragraph 9 only:

                                              METLIFE ADVISERS, LLC



                                              By:
                                                   -----------------------------

                                              Name:
                                                     ---------------------------

                                              Title:
                                                      --------------------------

ATTEST:

By:
   ------------------------------------

Name:
         ------------------------------

Title:
      ---------------------------------

                                                                      Appendix B

                INFORMATION ABOUT THE ZENITH SERIES AND THE TRUST

     This Section is designed to give you information about the Zenith Series and the Trust and is based on information contained in the Prospectus of the Zenith Series effective May 1, 2002.

                     A. Information About the Zenith Series

     This Section discusses the principal investment strategies and risks of investing in the Zenith Series. However, the Zenith Series may invest in securities and engage in certain investment practices not discussed below. For more information about these securities, strategies and related risks, please see the Trust's Statement of Additional Information (the "SAI"). Please call the toll-free number listed on the front page of this Prospectus/Proxy Statement to receive a free copy of the SAI.

Investment Objective

     The investment objective of the Zenith Series is a high level of current income consistent with preservation of capital.

Principal Investment Strategies

     State Street Research invests Zenith Series' assets in a managed portfolio of MONEY MARKET INSTRUMENTS. The Zenith Series may invest in the highest quality, short-term money market instruments or in U.S. government securities. The Zenith Series may invest in COMMERCIAL PAPER and ASSET-BACKED SECURITIES, including those issued in Rule 144A and other private placement transactions. The Zenith Series also may invest in U.S. dollar-denominated securities issued by foreign companies or banks or their U.S. affiliates. The Zenith Series may invest all of its assets in any one type of security.

     Investment Selection

     The Zenith Series invests in short-term U.S. government securities and corporate and asset-backed securities rated in the highest rating category by Standard & Poor's and Moody's or any two other nationally recognized rating services (or by one rating service if only one such rating service has rated the security). U.S. Government securities include securities issued or guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. The Zenith Series may also invest in unrated securities, if they are determined by State Street Research to be of comparable quality. Such securities include short term corporate debt securities such as commercial paper and asset-backed securities; bank certificates of deposit, banker's acceptances and master demand notes.

     The dollar-weighted average portfolio maturity of the Zenith Series may not exceed 90 days.

     The investment objective of the Zenith Series may be changed without shareholder approval.

Principal Investment Risks

     AN INVESTMENT IN THE ZENITH SERIES IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE ZENITH SERIES SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $100.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE ZENITH SERIES.

Factors that could harm the investment performance of the Zenith Series include:

     .    A general decline in U.S. or foreign fixed-income security markets.

     . The risks associated with investments in foreign securities, which may be subject to less regulation and additional regional, national and currency risk.

     . Poor performance of individual money market instruments held by the Zenith Series, which may be due to interest rate risk or credit risk.

A money market fund is a type of mutual fund that only invests in certain types of high quality securities with short maturities. These securities are sometimes referred to as MONEY MARKET INSTRUMENTS.

COMMERCIAL PAPER is a kind of money market instrument issued to raise money for short-term purposes. Commercial paper may be issued by corporations to raise cash for their short-term, day-to-day, operational needs. Asset-backed commercial paper may be issued by intermediate trusts or similar entities that form pools of credit-card receivables or other assets used to back the commercial paper. Corporate or asset-backed commercial paper and other asset-backed securities are traded primarily among institutions.

ASSET-BACKED SECURITIES are bonds and notes backed by certain assets, such as anticipated car loan or credit card payments.

     Fixed-income Securities

     Because of the short maturity and high credit quality of money market instruments, the risks associated with these instruments is generally lower than the risks associated with other fixed-income securities.

     Fixed-income securities involve both CREDIT RISK and MARKET RISK, which includes INTEREST RATE RISK. Some fixed-income securities also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a PREMIUM when it bought the security, the holder may receive less from the issuer than it paid for the security.

     Rule 144A and other Private Placement Securities. The Zenith Series may purchase Rule 144A and other private placement securities. Since trading in these securities is limited primarily to institutional investors, such securities may be illiquid, that is, difficult to sell at a desired time and price, due to a limited market. The Zenith Series may not, however, purchase any security if, as a result, more than 10% of the Zenith Series' net assets would be invested in securities considered to be illiquid by State Street Research.

     Foreign Securities

     In addition to the risks associated with fixed-income securities generally, foreign securities present additional risks.

     Regulation and Access to Information. Changes in foreign countries' laws may harm the performance and liquidity of the Series' investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

     Regional and National Risk. News and events unique to particular regions and foreign countries will affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

CREDIT RISK is the risk that the security's issuer will not pay the interest, dividends or principal that it has promised to pay.

MARKET RISK is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

INTEREST RATE RISK reflects the fact that the values of fixed-income securities tend to fall as interest rates rise. When interest rates go down, interest earned on fixed-income securities will tend to decline.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security's principal to compensate the seller for the value of the higher interest rate. This additional payment is a PREMIUM.

Investment Performance Record

     The bar chart below shows the annual total return for the Class A shares of the Zenith Series for the last ten full calendar years. The table following the bar chart compares the average annual total returns of the Zenith Series to the returns of the 91-Day Treasury Bill Rate. This information helps illustrate the volatility of the Zenith Series' returns. These returns do not reflect additional fees charged by separate accounts, variable insurance contracts or qualified plans that an investor in the Zenith Series may pay. On July 1, 2001, State Street Research succeeded Back Bay Advisors, L.P. ("Back Bay

Advisors") as subadviser to the Zenith Series. The performance information set forth below reflects the management of both Back Bay Advisors and State Street Research.

                                     [CHART]

                        Year                  Total Return

                        1992                      3.8%
                        1993                      3.0%
                        1994                      4.0%
                        1995                      5.6%
                        1996                      5.1%
                        1997                      5.3%
                        1998                      5.3%
                        1999                      5.0%
                        2000                      6.2%
                        2001                      4.0%

     During the period shown above, the highest quarterly return was 1.6% for the third quarter of 2000, and the lowest quarterly return was 0.6% for the fourth quarter of 2001. Past performance of the Zenith Series does not necessarily indicate how the Series will perform in the future.

Average Annual Total Returns for Periods Ending December 31

                               Past 1 year       Past 5 years      Past 10 years
Class A  .....................     4.0%               5.1%               4.7%
91 day T-Bill Rate  ..........     3.3%               4.8%               4.5%


Portfolio Management

     As of December 31, 2001, State Street Research managed approximately $46 billion in assets. State Street Research, an affiliate of Met Life, is located at One Financial Center, Boston, Massachusetts 02111.

     The Zenith Series pays MetLife Advisers an investment advisory fee at the annual rate of 0.35% for the first $1 billion of the Zenith Series' average daily net assets, 0.30% for the next $1 billion, and 0.25% for amounts over $2 billion. For the year ended December 31, 2001, the Zenith Series paid MetLife Advisers an investment advisory fee of 0.35% of the Zenith Series' average daily net assets.

                         B. Information About the Trust

Organization and Investors

     The Trust is a mutual fund consisting of multiple investment portfolios, the Series, which may be divided into Class A, Class B and Class E shares. Trust shares are offered only to SEPARATE ACCOUNTS established by Insurance Companies and to certain eligible qualified retirement plans ("Qualified Plans"). The Trust serves as the investment vehicle for variable life insurance, variable annuity and group annuity products of these insurance companies or under Qualified Plans. The general public may not directly purchase Trust shares. The performance information in this Prospectus/Proxy Statement does not reflect charges associated with the separate accounts, variable contracts, or Qualified Plans that an investor in the Trust may pay under insurance or annuity contracts.

     A separate account is a pool of assets set aside by an insurance company to fund payments under a specified group of insurance policies or contracts.

Purchase and Redemption of Shares

     Shares are sold and redeemed at a price equal to their net asset value without any sales charge. The Trust has adopted a Distribution and Services Plan under Rule 12b-1 of the Investment Company Act of 1940 for the Trust's Class B shares and Class E shares (the "12b-1 Plan"). The Trust has entered into a Distribution Agreement with New England Securities Corporation as distributor (the "Distributor"). Under the Distribution Agreement, the Class B shares and Class E shares of the Trust each pay a service fee, accrued daily and paid monthly. The Distributor uses the service fees to compensate certain other parties for providing personal and account maintenance services relating to the Class B shares and Class E shares of a Series. These other parties may include the Insurance Companies (or their affiliates) that have established the separate accounts and other broker-dealers and financial intermediaries. The Distribution Agreement provides for an annual service fee equal to 0.25% of the average daily net assets of the Class B shares of each Series and an annual service fee equal to 0.15% of the average daily net assets of the Class E shares of each Series. These fees will increase the cost of investing over time. Under the 12b-1 Plan, the Trustees are authorized, without a shareholder vote, to increase the service fee payable by any class of a Series to 0.25%, and to implement a separate distribution fee for any class of a Series of up to 0.25% of the average daily net assets of such class. The Zenith Series has Class A and Class B shares outstanding. There are no Class E shares of the Zenith Series outstanding.

Share Valuation and Pricing

     Net Asset Value

     The Zenith Series determines the net asset value of its shares as of the close of regular trading on each day that the New York Stock Exchange (NYSE) is open. The net asset value per share for the Zenith Series is calculated by dividing the Series' total net assets by its number of outstanding shares. Because foreign exchanges are not always closed at the same time that the NYSE is closed, the price of securities primarily traded on foreign exchanges may increase or decrease when the NYSE is closed.

     Securities Valuation

     The entire Zenith Series investment portfolio is valued at amortized cost. If no current market value is available for a portfolio security, the Trust's Board of Trustees is responsible for making a good faith determination of fair value, although the Board has delegated responsibility for day-to-day fair value calculations to MetLife Advisers or the subadviser of the Series.

Dividends and Capital Gain Distributions

     The Zenith Series declares its net investment income daily and pays these amounts monthly as a dividend. The Zenith Series does not expect to realize any long-term capital gains, but if it does, these gains will be distributed once a year.

     Dividends and distributions of the Zenith Series are automatically reinvested in additional shares of the Zenith Series.

Taxes

     The Zenith Series is a separate entity for federal income tax purposes and intends to qualify as a regulated investment company under the Internal Revenue Code. So long as a Zenith Series distributes all of its net investment income and net capital gains to its shareholders, the Zenith Series itself does not pay any federal income tax. Although the Zenith Series intends to operate so that it will have no federal income tax liability, if any such liability is incurred, the investment performance of the Zenith Series will be adversely affected. In addition, Zenith Series' investments in foreign securities and currencies may be subject to foreign taxes. These taxes could reduce the investment performance of the Zenith Series.

     Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible foreign, state or local taxes.

     In order for contract holders to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the Zenith Series in which such accounts invest, must meet certain diversification requirements. The Zenith Series intends to comply with these requirements. If the Zenith Series does not meet such requirements, income allocable to the variable annuity and variable life contracts, including accumulated investment earnings, would be taxable currently to the holders of such contracts. For a description of the tax consequences for variable annuity and variable life contract owners, see the prospectus for those contracts.

                             C. Financial Highlights

     The financial highlights table is intended to help you understand the financial performance of Class A shares of the Zenith Series, the only class to be issued in the Merger, for the past 5 years. Certain information reflects financial results for a single share of the class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Zenith Series (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report for 2001, along with the Trust's financial statements, are included in the Trust's Annual Report, which is available upon request.

                    State Street Research Money Market Series

                                                            Year Ended December 31, 2001

                                                2001       2000       1999      1998          1997
                                                ----       ----       ----      ----          ----
Net Asset Value, Beginning of Year .........  $100.00      $100.00   $100.00   $ 100.00      $100.00

Income From Investment Operations

Net Investment Income ......................     3.88         6.05      4.85       5.13         5.08

Total From Investment Operations............     3.88         6.05      4.85       5.13         5.08

Less Distributions

   Distributions From Net
   Investment Income .......................    (3.88)       (6.05)    (4.85)     (5.13)       (5.08)

Total Distributions ........................    (3.88)       (6.05)    (4.85)     (5.13)       (5.08)

Net Asset Value, End of Year ............... $ 100.00      $100.00   $100.00   $ 100.00      $100.00
                                                           -------   -------   --------      -------

Total Return (%) ...........................      4.0          6.2       5.0        5.3          5.3

Ratio of Operating Expenses to
Average Net Assets (%) .....................     0.42         0.41      0.40       0.45         0.45

Ratio of Net Investment Income to
Average Net Assets (%) .....................     3.80         6.04      4.89       5.15         5.21

Net Assets, End of Year (000) .............. $277,381     $242,346  $307,712   $203,597     $111,009

The Ratios of operating expenses to
average net assets without giving effect
to the voluntary expense agreement would
have been (%) ..............................       --           --        --         --         0.50

                                                                      Appendix C

                                 CAPITALIZATION

     The following table shows the capitalization of the Met Series and the Zenith Series as of December 31, 2001, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Met Series by the Zenith Series at net asset value as of that date.

----------------------------------------------------------------------------------------------
                                                                      Zenith Series Pro
                                  Met Series      Zenith Series         Forma Combined/(1)/
----------------------------------------------------------------------------------------------
Class A

----------------------------------------------------------------------------------------------
Net asset value                 $49,327,216       $277,381,113            $326,708,329
----------------------------------------------------------------------------------------------
Shares outstanding                4,867,934          2,773,811               3,267,083
----------------------------------------------------------------------------------------------
Net asset value per share       $     10.13       $     100.00            $     100.00
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Class B

----------------------------------------------------------------------------------------------
Net asset value                      N/A          $ 15,406,674            $ 15,406,674
----------------------------------------------------------------------------------------------
Shares outstanding                   N/A               154,067                 154,067
----------------------------------------------------------------------------------------------
Net asset value per share            N/A          $     100.00            $     100.00
----------------------------------------------------------------------------------------------

(1) Assumes the Merger was consummated on December 31, 2001, and is for information purposes only. No assurance can be given as to how many shares of the Zenith Series will be received by the shareholders of the Met Series on the date the Merger takes place.

                             NEW ENGLAND ZENITH FUND

                    STATE STREET RESEARCH MONEY MARKET SERIES

                                    FORM N-14

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                 March 22, 2002

     This Statement of Additional Information (the "SAI") relates to the proposed acquisition (the "Acquisition") of the State Street Research Money Market Portfolio (the "Met Series"), a series of the Metropolitan Series Fund, Inc. (the "Fund"), by the State Street Research Money Market Series, a series of the New England Zenith Fund (the "Trust"). The Fund is a Maryland corporation and the Trust is a Massachusetts business trust.

     This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated March 22, 2002 (the "Prospectus/Proxy Statement") of the Trust, which relates to the Acquisition. As described in the Prospectus/Proxy Statement, the Acquisition would involve the transfer of all the assets of the Met Series in exchange for shares of the Zenith Series and the assumption of all the liabilities of the Met Series by the Zenith Series. The Met Series would distribute the Zenith Series shares it receives to its shareholders in complete liquidation of the Met Series.

     This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to the New England Securities Corporation, 399 Boylston Street, Boston, Massachusetts 02116.

                                Table of Contents

I.   Additional Information about the Zenith Series ...........................1

II.  Financial Statements......................................................2


I.   Additional Information about the Zenith Series.

     Incorporated by reference to Post-Effective Amendment No. 32 to the Trust's Registration Statement on Form N-1A (File No. 2-83538 filed on April 16, 2001).

II.  Financial Statements.

     This SAI is accompanied by the Trust's Annual Report for the fiscal year ended December 31, 2001, which contains historical financial information regarding the Zenith Series. Such report has been filed with the SEC and is incorporated herein by reference. This SAI is also accompanied by the Fund's Annual Report for the fiscal year ended December 31, 2001, which contains historical financial information regarding the Met Series. Such report has been filed with the SEC and is incorporated herein by reference.

     Unaudited pro forma financial statements of the Zenith Series for its acquisition of the Met Series are provided on the following pages.

------------------------------------------------------------------------------------------------------------------------------------
                                                Money Market Combined Portfolio (unaudited)(d)
                                                            December 31, 2001
------------------------------------------------------------------------------------------------------------------------------------
     Shares       Asset Name                                              Coupon          Maturity Date              Market Value
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
    2,029,000     American Express Credit Corp.                             1.7               1/2/2002                 2,028,904
    8,000,000     American General Corp.                                   2.12              1/25/2002                 7,988,693
    2,400,000     Caterpillar Financial Services N.V.                      2.34              1/14/2002                 2,397,972
    8,000,000     Caterpillar Financial Services N.V.                      2.24               2/5/2002                 7,982,578
    2,500,000     Caterpillar Financial Services N.V.                       2.2              2/12/2002                 2,493,583
    2,000,000     Caterpillar Financial Services N.V.                      2.21              2/13/2002                 1,994,721
    1,100,000     Caterpillar Financial Services N.V.                      1.83              5/20/2002                 1,092,228
      682,000     Coca Cola Co.                                             1.8              1/16/2002                   681,489
    9,000,000     Coca Cola Co.                                            2.24               2/1/2002                 8,982,640
    4,000,000     Coca Cola Co.                                            1.72              2/25/2002                 3,989,489
    6,000,000     CXC, Inc.                                                2.32              1/11/2002                 5,996,133
    5,000,000     CXC, Inc.                                                2.28              1/17/2002                 4,994,933
    2,185,000     Delaware Funding Corp.                                   1.84               1/7/2002                 2,184,330
    9,221,000     Delaware Funding Corp.                                   2.32              1/22/2002                 9,208,521
   10,000,000     Edison Asset Security                                    1.85               2/8/2002                 9,980,472
   11,000,000     Federal Home Loan Mortgage                                1.8              3/15/2002                10,959,850
   10,000,000     Federal National Mortgage Association                     1.8              6/13/2002                 9,918,500
      388,000     Federal National Mortgage Association                    1.85               5/3/2002                   385,567
    2,000,000     Federal National Mortgage Association                    1.79              6/13/2002                 1,983,791
    4,000,000     General Electric Capital Corp.                            2.3               1/3/2002                 3,999,489
    9,000,000     General Electric Capital Corp.                           1.85              5/17/2002                 8,937,100
    1,000,000     General Electric Capital Corp.                           2.17              1/25/2002                   998,553
    1,000,000     General Electric Capital Corp.                           2.22              1/25/2002                   998,520
    7,000,000     Goldman Sachs Group, L.P.                                3.35              1/15/2002                 6,990,881
    6,400,000     Goldman Sachs Group, L.P.                                1.72              3/15/2002                 6,975,586
    2,000,000     Goldman Sachs Group, L.P.                                 2.5              1/25/2002                 1,996,667
    1,000,000     Goldman Sachs Group, L.P.                                2.22              2/20/2002                   398,767
    5,000,000     Household Finance Corp.                                  1.77              4/16/2002                 4,874,704
    5,000,000     Household Finance Corp.                                  2.35              1/24/2002                 4,992,493
    5,000,000     Household Finance Corp.                                  1.91               3/8/2002                 4,982,492
      500,000     Household Finance Corp.                                  2.34              1/24/2002                   998,505
      900,000     Household Finance Corp.                                  2.31              1/25/2002                   499,230
    8,000,000     J.P. Morgan Chase & Co.                                  1.86               2/8/2002                 7,984,293
    4,000,000     J.P. Morgan Chase & Co.                                  1.77              3/15/2002                 3,985,643
    1,500,000     J.P. Morgan Chase & Co.                                  1.86              2/11/2002                 1,496,823
      600,000     Kittyhawk Funding Corp.                                     2              1/25/2002                   599,200
    5,191,000     Kittyhawk Funding Corp.                                   1.9               2/7/2002                 5,186,132
    3,775,000     Kittyhawk Funding Corp.                                  1.83               3/8/2002                 3,762,297
    6,000,000     McGraw-Hill, Inc.                                        2.07              1/29/2002                 5,990,340
    4,800,000     McGraw-Hill, Inc.                                        1.85              3/22/2002                 5,477,389
    1,500,000     McGraw-Hill, Inc.                                        2.05               4/5/2002                   795,718
    4,000,000     McGraw-Hill, Inc.                                        1.81              5/29/2002                 3,970,236
    1,000,000     Merck & Co., Inc.                                        1.77              3/28/2002                   995,772
      600,000     Merck & Co., Inc.                                         1.8              3/28/2002                   597,420
    5,000,000     Merck & Co., Inc.                                           2              4/29/2002                 4,768,533
    4,000,000     Merrill Lynch & Co., Inc.                             2.88125              1/11/2002                 4,000,511
   12,800,000     Morgan Stanley Dean Witter & Co.                         2.35              1/11/2002                12,991,514

------------------------------------------------------------------------------------------------------------------------------------
                                             Money Market Combined Portfolio (unaudited)
                                                        December 31, 2001
------------------------------------------------------------------------------------------------------------------------------------
     Shares       Asset Name                                              Coupon          Maturity Date              Market Value
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
    7,000,000     Park Avenue Recreation Corp.                             2.32              1/16/2002                 6,993,233
    2,900,000     Park Avenue Recreation Corp.                              2.1              1/28/2002                 2,895,287
      751,000     Park Avenue Recreation Corp.                             2.05               2/1/2002                   749,674
    6,000,000     Preferred Receivables Funding Corp.                       1.8              2/28/2002                 5,982,600
    5,700,000     Proctor & Gamble Co.                                     1.77              2/26/2002                 5,684,306
    7,000,000     Proctor & Gamble Co.                                     2.01              3/14/2002                 6,971,860
    1,000,000     Province of British Columbia                             1.95              2/22/2002                   997,183
    1,000,000     Province of British Columbia                             1.86              2/27/2002                   997,055
    1,000,000     Province of Ontario                                      1.98               6/6/2002                   991,420
    6,000,000     Province of Quebec                                       2.06              3/28/2002                 5,970,473
    6,000,000     Royal Bank of Canada                                     3.76               3/4/2002                 5,961,147
      889,000     SBC Communications, Inc.                                 2.02              1/30/2002                   887,553
    7,000,000     SBC Communications, Inc.                                    2               3/1/2002                 6,977,056
    8,000,000     Sheffield Receivables Corp.                              1.95               1/4/2002                 7,998,700
    6,850,000     Sheffield Receivables Corp.                              2.08              1/22/2002                 6,841,689
   11,000,000     Toronto Dominion Holdings                                1.94              2/14/2002                10,973,918
    1,000,000     Toronto Dominion Holdings                                1.77              3/14/2002                   996,460
    6,000,000     United Technologies Corp.                                 2.9              1/18/2002                 5,991,783
    8,550,000     United Technologies Corp.                                2.95              1/18/2002                 8,538,089
   11,000,000     Verizon Network Fund                                     2.34               1/7/2002                10,995,710
    3,000,000     Verizon Network Fund                                     1.85               2/5/2002                 2,994,604
      900,000     Verizon Global Funding                                   2.35               2/5/2002                   897,944
    1,000,000     Verizon Global Funding                                   1.81              4/18/2002                   994,620
    6,000,000     Wells Fargo & Co.                                         2.1              1/28/2002                 5,990,550
      950,000     Wells Fargo & Co.                                        2.32               3/8/2002                   945,959
    7,050,000     Wells Fargo & Co.                                        1.82              3/26/2002                 7,020,061
    2,000,000     Wells Fargo & Co.                                        2.05               4/5/2002                 1,989,294
    5,000,000     Windmill Funding Corp.                                      2               1/2/2002                 4,999,722
    1,000,000     Windmill Funding Corp.                                    2.1               1/2/2002                   999,942
    5,000,000     Windmill Funding Corp.                                   1.95               1/8/2002                 4,998,104
------------------------------------------------------------------------------------------------------------------------------------
  342,611,000                        Totals                                                                          341,715,198
------------------------------------------------------------------------------------------------------------------------------------

New England Zenith Fund
COMBINED PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001 (UNAUDITED)

                                                     Metropolitan          New England
                                                     Series Fund           Zenith Fund             Adjustments
                                                State Street Research  State Street Research     (References are
                                                     Money Market          Money Market            to Pro Forma        Pro Forma
                                                      Portfolio              Series                Footnotes)          Combined
                                               ---------------------- -----------------------    ---------------      ------------
Assets
Investments at value *                               $ 49,391,517         $ 292,323,681          $          --       $ 341,715,198
Cash                                                        8,037                86,309                     --              94,346
Receivable for:
     Fund shares sold                                       5,223             1,940,796                     --           1,946,019
     Accrued interest                                           0                26,251                     --              26,251
Prepaid expense                                               283                 1,658                     --               1,941
Other assets                                                   --                 1,134                                      1,134
                                                     -------------        -------------          -------------       -------------
             Total assets                              49,405,060           294,379,829                     --         343,784,889
                                                     -------------        -------------          -------------       -------------
Liabilities

Payable for:
     Fund shares redeemed                                  34,181             1,364,119                     --           1,398,300
Accrued expenses:
     Management fees                                       10,286                86,376                     --              96,662
     Service and distribution fees                             --                 2,689                     --               2,689
     Deferred trustees fees                                    --               131,359                     --             131,359
     Other expenses                                        33,377                 7,499                     --              40,876
                                                     -------------        -------------          -------------       -------------
            Total liabilities                              77,844             1,592,042                     --           1,669,886
                                                     -------------        -------------          -------------       -------------
Net Assets                                           $ 49,327,216         $ 292,787,787          $          --       $ 342,115,003
                                                     =============        =============          =============       =============
-----------------------------------------------------------------------------------------------------------------------------------
Net assets consist of:
     Capital paid in                                 $ 49,326,348         $ 292,787,787          $          --       $ 342,114,135
     Undistributed net investment income                      982                    --                     --                 982
     Accumulated net realized gains (losses)                 (114)                   --                     --                -114
                                                     -------------        -------------          -------------       -------------
            Total                                    $ 49,327,216         $ 292,787,787          $          --       $ 342,115,003
                                                     =============        =============          =============       =============
Net Assets - Class A                                 $ 49,327,216         $ 277,381,113          $          --       $ 326,708,329
                                                     =============        =============          =============       =============
Net Assets - Class B                                          n/a            15,406,674                     --          15,406,674
                                                     =============        =============          =============       =============
Capital shares outstanding - Class A                    4,867,934             2,773,811             (4,374,662) (a)      3,267,083
                                                     =============        =============          =============       =============
Capital shares outstanding - Class B                          n/a               154,067                                    154,067
                                                     =============        =============          =============       =============
Net Asset Value and Offering Price
  Per Share - Class A                                $      10.13         $      100.00                     --       $      100.00
                                                     =============        =============          =============       =============
Net Asset Value and Offering Price
  Per Share - Class B                                         n/a         $      100.00                              $      100.00
                                                     =============        =============          =============       =============

-----------------------------------------------------------------------------------------------------------------------------------

* Identified cost of investments                     $ 49,391,517         $ 292,323,681          $          --       $ 341,715,198

                       See notes to financial statements

New England Zenith Fund
COMBINED PRO FORMA STATEMENT OF OPERATIONS
For the period ended December 31, 2001 (UNAUDITED)

                                                                      Metropolitan Series Fund         New England Zenith Fund
                                                                        State Street Research           State Street Research
                                                                            Money Market                     Money Market
                                                                              Portfolio                         Series
                                                                    ------------------------------    ---------------------------
Investment Income

        Interest income                                           $                     1,985,925                     10,902,737
                                                                    ------------------------------    ---------------------------
                                                                                        1,985,925                     10,902,737
Expenses

        Management fees                                                                   119,563                        907,448
        Service and distribution fees                                                           0                          7,183
        Directors fees and expenses                                                        13,746                             --
        Trustees fees and expenses                                                             --                         22,732
        Custodian                                                                          47,193                         74,637
        Audit and tax services                                                             16,290                         18,429
        Legal                                                                               1,186                          9,782
        Printing                                                                           19,860                         40,060
        Insurance                                                                           2,575                          4,592
        Miscellaneous expenses                                                              3,595                          4,058
                                                                    ------------------------------    ---------------------------
            Total Expenses                                                                224,008                      1,088,921
                                                                    ------------------------------    ---------------------------
        Net investment income                                                           1,761,917                      9,813,816
                                                                    ------------------------------    ---------------------------

Net increase (decrease) in Net Assets from Operations             $                     1,761,917   $                  9,813,816
                                                                    ==============================    ===========================


                                                              Adjustments
                                                            (References are
                                                             to Pro Forma                  Pro Forma
                                                              Footnotes)                   Combined
                                                           ------------------        ----------------------
Investment Income

        Interest income                                                   --                    12,888,662
                                                           ------------------        ----------------------
                                                                          --                    12,888,662
Expenses

        Management fees                                               47,825 (b)                 1,074,836
        Service and distribution fees                                     --                         7,183
        Directors fees and expenses                                 (13,746) (c)                        --
        Trustees fees and expenses                                    13,746 (c)                    36,478
        Custodian                                                   (35,197) (e)                    86,633
        Audit and tax services                                      (16,290) (e)                    18,429
        Legal                                                             --                        10,968
        Printing                                                          --                        59,920
        Insurance                                                         --                         7,167
        Miscellaneous expenses                                            --                         7,653
                                                           ------------------        ----------------------
            Total Expenses                                           (3,662)                     1,309,267
                                                           ------------------        ----------------------
        Net investment income                                          3,662                    11,579,395
                                                           ------------------        ----------------------

Net increase (decrease) in Net Assets from Operations     $            3,662       $            11,579,395
                                                           ==================        ======================



                        See notes to financial statements

Notes to Pro Forma Combining Financial Statements (Unaudited)
December 31, 2001

INTRODUCTORY PARAGRAPH

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of Metropolitan Series Fund's State Street Research Money Market Portfolio in exchange for shares of New England Zenith Fund's State Street Research Money Market Series at net asset value. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity, New England Zenith Fund's State Street Research Money Market Series, and the results of operations of New England Zenith Fund's State Street Research Money Market Series for pre-combination periods will not be restated. The pro forma combined financial statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan or Reorganization.

The pro forma unaudited combining statements of assets and liabilities and portfolio of investments reflect the financial position of the Metropolitan Series Fund's State Street Research Money Market Portfolio and New England Zenith Fund's State Street Research Money Market Series, as though the reorganization occurred as of December 31, 2001. The pro forma unaudited statement of operations reflects the results of operations of each of the merged funds for the period ended December 31, 2001 as though the reorganization occurred as of the beginning of the period.

The pro forma combining statements should be read in conjunction with the financial statements and financial highlights for the Metropolitan Series Fund's State Street Research Money Market Portfolio and New England Zenith Fund's State Street Research Money Market Series, which are incorporated by reference in the Statement of Additional Information.


Note a

Reflects change in shares outstanding due to the conversion of Metropolitan Series Fund's State Street Research Money Market Portfolio shares into New England Zenith Fund's State Street Research Money Market Series shares based upon the net asset value of the New England Zenith Fund's State Street Research Money Market Series shares at December 31, 2001.

Note b

Reflects the New England Zenith Fund's State Street Research Money Market Series' investment advisory fee rate of 0.35%.

Note c

Reflects reclassification of certain balances to conform to the New England Zenith Fund State Street Research Money Market Series' expense structure.

Note d

No realignment of the portfolio is expected in connection with the Merger.

Note e

Reflects adjustment for estimated cost savings arising from the Merger.

                            PART C. OTHER INFORMATION

Item 15.        Indemnification

        See Article 4 of the Trust's Bylaws, as amended, filed as Exhibit 1 to Post-Effective Amendment No. 23 on Form N-1A (File No. 2-83538) which Exhibit is incorporated herein by reference. In addition, the Trust maintains a trustees and officers liability insurance policy with a maximum coverage of $15 million under which the Trust and its trustees and officers are named insureds.

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the Trust's Bylaws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit of proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 16.        Exhibits

 (1)    (a)     Amended and Restated Agreement and Declaration of Trust dated
                October 30, 2000 ("Declaration of Trust") is incorporated herein by reference to Post-Effective Amendment No. 29 (File No.
                2-83538) filed on December 21, 2000.

        (b) Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust dated February 1, 2001 is incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 2-83538) filed on February 16, 2001.

        (c) Amendment No. 2 to the Amended and Restated Agreement and Declaration of Trust dated May 1, 2001 is incorporated herein by reference to Post-Effective Amendment No. 33 (File No. 2-83538) filed on January 18, 2002.

        (d) Amendment No. 3 to the Amended and Restated Agreement and Declaration of Trust dated June 28, 2001 is incorporated herein by reference to Post-Effective Amendment No. 33 (File No. 2-83538) filed on January 18, 2002.

 (2)    (a)     By-Laws, as amended, are incorporated herein by reference to
                Post-Effective Amendment No. 23 (File No. 2-83538) filed on
                March 2, 1998.

        (b) Amendment to By-Laws relating to Electronic Proxy Voting is incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 2-83538) filed on March 2, 1998.

 (3)    None.

 (4) Form of Agreement and Plan of Reorganization (filed as Appendix A to Part A hereof).

 (5)    None.

 (6)    (a)     Advisory Agreements by and between New England Investment
                Management, LLC ("NEIM") (formerly New England Investment
                Management, Inc. and prior to that, TNE Advisers, Inc.) and the Fund, on behalf of each of its Loomis Sayles Small Cap, Alger
                Equity Growth, Davis Venture Value, Westpeak Growth and Income,
                Back Bay Advisors Managed, Salomon Brothers Strategic Bond
                Opportunities, Back Bay Advisors Bond Income, Salomon Brothers
                U.S. Government and Back Bay Advisors Money Market Series are incorporated herein by reference to Post-Effective Amendment No.
                24 (File No. 2-83538) filed on May 1, 1998 as Exhibits 5(a) as follows:

                    (i)     Loomis Sayles Small Cap Series

                    (ii)    Alger Equity Growth Series

                    (iii)   Davis Venture Value Series

                    (iv)    Westpeak Growth and Income Series

                    (v)     Back Bay Advisors Managed Series

                    (vi)    Salomon Brothers Strategic Bond Opportunities Series

                    (vii)   Back Bay Advisors Bond Income Series

                    (viii)  Salomon Brothers U.S. Government Series

                    (ix)    Back Bay Advisors Money Market Series

        (b) Advisory Agreement between the Fund on behalf of its Harris Oakmark Mid Cap Value Series (formerly Goldman Sachs MidCap Value Series) and NEIM is incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 2-83538) filed on April 29, 1999.

        (c) Advisory Agreements by and between the Fund, on behalf of each of its MFS Investors Trust Series (formerly, MFS Investors Series) and MFS Research Managers Series, and NEIM are incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 2-83538) filed on April 29, 1999.

        (d) Form of Advisory Agreement between the Fund, on behalf of its Zenith Equity Series (formerly Capital Growth Series), and MetLife Advisers, LLC is incorporated herein by reference to Post-Effective Amendment No. 33 (File No. 2-83538) filed on January 18, 2002.

        (e) Amended and Restated Advisory Agreement between the Fund, on behalf of its Balanced Series (formerly Loomis Sayles Balanced Series) and NEIM is incorporated herein by reference to Post-Effective Amendment No. 28 (File No. 2-83538) filed on April 28, 2000.

        (f) Form of Advisory Agreement between the Fund, on behalf of its Jennison Focused Growth Series, and MetLife Advisers, LLC is incorporated herein by reference to Post-Effective Amendment No. 33 (File No. 2-83538) filed on January 18, 2002.

        (g) Form of Advisory Agreement between the Fund, on behalf of its Capital Guardian U.S. Equity Series, and MetLife Advisers, LLC is incorporated herein by reference to Post-Effective Amendment No. 33 (File No. 2-83538) filed on January 18, 2002.

        (h) Form of Advisory Agreement between the Fund, on behalf of its Mid Cap Opportunities Series, and MetLife Advisers, LLC is incorporated herein by reference to Post-Effective Amendment No. 33 (File No. 2-83538) filed on January 18, 2002.

        (i) Subadvisory Agreements relating to the following Series of the Registrant, by and between NEIM and the subadvisers indicated in parentheses, are incorporated herein to Post-Effective Amendment No. 23 (File No. 2-83538) filed on March 2, 1998 as Exhibits 5(b) as follows:

                    (i)     Alger Equity Growth Series (Fred Alger Management
                            Inc.)

                    (ii) Salomon Brothers Strategic Bond Opportunities Series (Salomon Brothers Asset Management Inc. ["SBAM"] and Salomon Brothers Asset Management Limited ["SBAM Ltd"].)

                    (iii)   Salomon Brothers U.S. Government Series (SBAM)

        (j) Sub-Advisory Agreement for the Davis Venture Value Series by and among NEIM, Davis Selected Advisers, L.P. and Davis Selected Advisers - NY, Inc. dated as of January 1, 2001 is incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 2-83538) filed on February 16, 2001.

        (k) Sub-Advisory Agreements for the MFS Investors Series and the MFS Research Managers Series are incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 2-83538) filed on April 29, 1999.

        (l) Sub-Advisory Agreement for the Balanced Series between NEIM and Wellington Management Company, LLP is incorporated herein by reference to Post-Effective Amendment No. 28 (File No. 2-83538) filed on April 28, 2000.

        (m) Sub-Advisory Agreement for the Harris Oakmark Mid Cap Value Series between NEIM and Harris Associates L.P. dated as of October 30, 2000 is incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 2-83538) filed on February 16, 2001.

        (n) Sub-Advisory Agreement for the Loomis Sayles Small Cap Series by and between NEIM and Loomis, Sayles & Company, L.P. dated as of October 30, 2000 is incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 2-83538) filed on February 16, 2001.

        (o) Sub-Advisory Agreement for the Westpeak Growth and Income Series by and between NEIM and Westpeak Investment Advisors, L.P. ("Westpeak") dated as of October 30, 2000 is incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 2-83538) filed on February 16, 2001.

        (p) Sub-Advisory Agreement for the Back Bay Advisors Managed Series by and between NEIM and Back Bay Advisors, L.P. ("Back Bay Advisors") dated as of October 30, 2000 is incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 2-83538) filed on February 16, 2001.

        (q) Sub-Advisory Agreement for the Back Bay Advisors Bond Income Series by and between NEIM and Back Bay Advisors dated October 30, 2000 is incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 2-83538) filed on February 16, 2001.

        (r) Sub-Advisory Agreement for the Back Bay Advisors Money Market Series by and between NEIM and Back Bay Advisors dated October 30, 2000 is incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 2-83538) filed on February 16, 2001.

        (s) Interim Sub-Advisory Agreement for the Harris Oakmark Mid Cap Value Series between NEIM and Harris Associates L.P. dated as of October 30, 2000 is incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 2-83538) filed on February 16, 2001.

        (t) Interim Sub-Advisory Agreement for the Loomis Sayles Small Cap Series by and between NEIM and Loomis, Sayles & Company, L.P. dated as of October 30, 2000 is incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 2-83538) filed on February 16, 2001.

        (u) Interim Sub-Advisory Agreement for the Westpeak Growth and Income Series by and between NEIM and Westpeak Investment Advisors, L.P. ("Westpeak") dated as of October 30, 2000 is incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 2-83538) filed on February 16, 2001.

        (v) Interim Sub-Advisory Agreement for the Westpeak Stock Index Series by and between NEIM and Westpeak dated as of October 30, 2000 is incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 2-83538) filed on February 16, 2001.

        (w) Interim Sub-Advisory Agreement for the Back Bay Advisors Managed Series by and between NEIM and Back Bay Advisors, L.P. ("Back Bay Advisors") dated as of October 30, 2000 is incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 2-83538) filed on February 16, 2001.

        (x) Interim Sub-Advisory Agreement for the Back Bay Advisors Bond Income Series by and between NEIM and Back Bay Advisors dated October 30, 2000 is incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 2-83538) filed on February 16, 2001.

        (y) Interim Sub-Advisory Agreement for the Back Bay Advisors Money Market Series by and between NEIM and Back Bay Advisors dated October 30, 2000 is incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 2-83538) filed on February 16, 2001.

        (z) Sub-Advisory Agreement for the Capital Growth Series by and between MetLife Advisers, LLC and Capital Growth Management Limited Partnership is incorporated herein by reference to Post-Effective Amendment No. 32 (File No. 2-83538) filed on April 16, 2001.

        (aa) Sub-Advisory Agreement for the State Street Research Money Market Series by and between MetLife Advisers, LLC and State Street Research and Management Company is incorporated herein by reference to Post-Effective Amendment No. 33 (File No. 2-83538) filed on January 18, 2002.

        (bb) Sub-Advisory Agreement for the State Street Research Bond Income Series by and between MetLife Advisers, LLC and State Street Research and Management Company is incorporated herein by reference to Post-Effective Amendment No. 33 (File No. 2-83538) filed on January 18, 2002.

        (cc) Sub-Advisory Agreement for MFS Total Return Series by and between MetLife Advisers, LLC and Massachusetts Financial Services Company is incorporated herein by reference to Post-Effective Amendment No. 33 (File No. 2-83538) filed on January 18, 2002.

        (dd) Form of Sub-Advisory Agreement for Capital Guardian U.S. Equity Series by and between MetLife Advisers, LLC and Capital Guardian Trust Company is incorporated herein by reference to Post-Effective Amendment No. 33 (File No. 2-83538) filed on January 18, 2002.

        (ee) Form of Sub-Advisory Agreement for Jennison Focused Growth Series by and between MetLife Advisers, LLC and Jennison Associates, LLC is incorporated herein by reference to Post-Effective Amendment No. 33 (File No. 2-83538) filed on January 18, 2002.

(7) Distribution Agreement by and between New England Securities Corporation ("NES") and the Fund, dated as of February 1, 2001 is incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 2-83538) filed on February 16, 2001.

(8)  None.

(9) (a) Amended and Restated Custodian Contract among the Fund, New England Mutual Life Insurance Company ("The New England"), and State Street Bank and Trust Company ("State Street"), dated September 24, 1992, is incorporated herein by reference to Post-Effective No. 24 (File No. 2-83538) filed on May 1, 1998.

     (b) Amendment No. 1, dated April 29, 1993, to the Amended and Restated Custodian Contract, among the Fund, The New England and State Street relating to the applicability of the Custodian Contract to the Westpeak Growth and Income and Loomis Sayles Avanti Growth Series, is incorporated herein by reference to Post-Effective No. 24 (File No. 2-83538) filed on May 1, 1998.

     (c) Amendment No. 2, dated April 29, 1994, to the Amended and Restated Custodian Contract, among the Fund, The New England and State Street relating to the applicability of the Custodian Contract to the Loomis Sayles Small Cap Series is incorporated herein by reference to Post-Effective No. 24 (File No. 2-83538) filed on May 1, 1998.

     (d) Amendment No. 3, dated October 31, 1994, to the Amended and Restated Custodian Contract, among the Fund, The New England and State Street relating to the applicability of the Custodian Contract to each of the Loomis Sayles Balanced Series, Draycott International Equity Series, Salomon Brothers U.S. Government Series, Salomon Brothers Strategic Bond Opportunities Series, Davis Venture Value Series, Alger Equity Growth Series and CS First Boston Strategic Equity Opportunities Series is incorporated herein by reference to Post-Effective No. 24 (File No. 2-83538) filed on May 1, 1998.

     (e) Amendment No. 4, dated as of April 28, 1999, to the Amended and Restated Custodian Contract, among the Fund, NELICO and State Street relating to the applicability of the Custodian Contract to each of the MFS Investors Series and the MFS Research Managers Series, is incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 2-83538) filed on April 29, 1999.

     (f) Amendment, dated as of November 17, 1999, to Amended and Restated Custodian Agreement among the Fund, State Street and Metropolitan Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 27 (File No. 2-83538) filed on March 2, 2000.

     (g) Amendment, dated as of August 3, 2000, to Amended and Restated Custodian Agreement between the Fund and State Street is incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 2-83538) filed on December 21, 2000.

  (10) (a) Class B and Class E Distribution and Services Plan is incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 2-83538) filed on February 16, 2001.

        (b) Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 is incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 2-83538) filed on February 16, 2001.

 *(11) Opinion and consent of Ropes & Gray with respect to the legality of the securities being registered.

**(12) Opinion and consent of Ropes & Gray on tax matters and consequences to shareholders (form of tax opinion filed herewith).

  (13)  None.

 *(14)  Consent of Deloitte & Touche LLP.

  (15)  None.

  (16) (a) Powers of Attorney are incorporated herein by reference to Post-Effective Amendment No. 27 (File No. 2-83538) filed on March 2, 2000.

        (b) Powers of Attorney are incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 2-83538) filed on February 16, 2001.

  (17) *(a) Form of Voting Instruction Form.

       *(b) Annual Report for the fiscal year ended December 31, 2001 of the Trust.

       *(c) Annual Report for the fiscal year ended December 31, 2001 of the Metropolitan Series Fund, Inc.

        (d) The following documents, each filed via EDGAR and listed with their filing accession number, are incorporated by reference into the Prospectus/Proxy Statement and the Statement of Additional Information for the Series referenced below:

          . The Prospectus of the Met Series dated May 1, 2001 -
            0000950130-01-001704

            . As supplemented on May 1, 2001 - 0000950130-01-501139

            . As supplemented on May 10, 2001 - 0000950130-01-510456

            . As supplemented on September 24, 2001 - 0000950109-01-503696

            . As supplemented on February 4, 2002 - 0000950135-02-000399

            . As supplemented on February 6, 2002 - 0000950135-02-000468

          . The Statement of Additional Information of the Met Series dated May
            1, 2001 - 0000950130-01-001704

            . As supplemented on May 1, 2001 - 0000950130-01-501139

          . The Statement of Additional Information of the Zenith Series dated
            May 1, 2001 - 0000927016-01-500187

            . As supplemented on May 3, 2001 - 0000927016-01-500623

            . As supplemented on June 28, 2001 - 0000927016-01-501704

            . As supplemented on September 21, 2001 - 0000950135-01-502883

          . Annual Report to Shareholders of the Zenith Series dated December
            31, 2001 (filed herewith as Exhibit 17(b))

          . Annual Report to Shareholders of the Met Series dated December 31,
            2001 (filed herewith as Exhibit 17(c))

          . The Statement of Additional Information of the Zenith Series dated
            March 22, 2002, relating to the proposed acquisition of the Met Series by the Zenith Series (filed herewith as Part B)

------------------------
 * Filed herewith
** To be filed by amendment

Item 17. Undertakings

        (a) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

        (b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to this Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

        (c) The Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an Internal Revenue Service ruling supporting the tax consequences of the proposed mergers described in this Registration Statement within a reasonable time after receipt of such opinion or ruling.

        A copy of the Agreement and Declaration of Trust establishing New England Zenith Fund is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this Registration Statement is executed on behalf of the Trust by officers of the Trust as officers and not individually and that the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

         As required by the Securities Act of 1933 this Registration Statement has been signed on behalf of the Registrant in the city of Boston and the Commonwealth of Massachusetts on the 19th day of February, 2002.

                                                     New England Zenith Fund

                                                     By:  /s/ ANNE GOGGIN
                                                          ---------------
                                                          Anne Goggin
                                                          President

         Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following person in the capacities and as of the date indicated.

/s/ ANNE GOGGIN           Chairman of the Board; Chief    February 19, 2002
---------------
Anne Goggin               Executive Officer; President
                          and Trustee

/s/ PETER DUFFY           Treasurer;                      February 19, 2002
---------------
Peter Duffy               Principal Financial and
                          Accounting Officer

JOHN J. ARENA*            Trustee                         February 19, 2002
-------------
John J. Arena

JOHN W. FLYNN*            Trustee                         February 19, 2002
-------------
John W. Flynn

MARY ANN BROWN*           Trustee                         February 19, 2002
--------------
Mary Ann Brown

NANCY HAWTHORNE*          Trustee                         February 19, 2002
---------------
Nancy Hawthorne

EDWARD A. BENJAMIN*       Trustee                         February 19, 2002
------------------
Edward A. Benjamin

JOHN T. LUDES*            Trustee                         February 19, 2002
-------------
John T. Ludes

DALE ROGERS MARSHALL*     Trustee                         February 19, 2002
--------------------
Dale Rogers Marshall

                                          *By:   /s/ THOMAS M. LENZ
                                                 ------------------
                                                 Thomas M. Lenz
                                                 Attorney-in-Fact
                                                 February 19, 2002

                                  EXHIBIT INDEX

Exhibit       Item
-------       ----

(11) Opinion and consent of Ropes & Gray with respect to the legality of the securities being registered.

(12) Form of opinion and consent of Ropes & Gray on tax matters and consequences to shareholders.

(14)          Consent of Deloitte & Touche LLP.

(17)(a)       Form of Voting Instruction Form.

(17)(b) Annual Report for the fiscal year ended December 31, 2001 of the Trust.

(17)(c) Annual Report for the fiscal year ended December 31, 2001 of the Metropolitan Series Fund, Inc.